UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06431

AMG FUNDS II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2014 – JUNE 30, 2014

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds II

June 30, 2014

AMG Chicago Equity Partners Balanced Fund

Investor Class: MBEAX      |    Service Class: MBESX     |    Institutional Class: MBEYX

AMG Managers High Yield Fund

Investor Class: MHHAX     |    Service Class: MHHYX

AMG GW&K Enhanced Core Bond Fund

(formerly Managers AMG GW&K Fixed Income Fund)

Investor Class: MFDAX     |    Service Class: MFDSX     |    Class C: MFDCX     |     Institutional Class: MFDYX

www.amgfunds.com |	SAR009-0614

AMG Funds II

Semi-Annual Report—June 30, 2014 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Chicago Equity Partners Balanced Fund	4
AMG Managers High Yield Fund	14
AMG GW&K Enhanced Core Bond Fund	29

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	33

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	36
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	38
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the year

Statements of Changes in Net Assets	39
Detail of changes in assets for the past two years

FINANCIAL HIGHLIGHTS	40
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	45

NOTES TO FINANCIAL STATEMENTS	46
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	53

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2014	Expense Ratio for the Period	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During the Period*
AMG Chicago Equity Partners Balanced Fund
Investor Class
Based on Actual Fund Return	1.09%	$1,000	$1,063	$5.58
Hypothetical (5% return before expenses)	1.09%	$1,000	$1,019	$5.46
Service Class
Based on Actual Fund Return	0.94%	$1,000	$1,063	$4.81
Hypothetical (5% return before expenses)	0.94%	$1,000	$1,020	$4.71
Institutional Class
Based on Actual Fund Return	0.84%	$1,000	$1,065	$4.30
Hypothetical (5% return before expenses)	0.84%	$1,000	$1,021	$4.21
AMG Managers High Yield Fund
Investor Class
Based on Actual Fund Return	1.15%	$1,000	$1,044	$5.83
Hypothetical (5% return before expenses)	1.15%	$1,000	$1,019	$5.76
Institutional Class
Based on Actual Fund Return	0.90%	$1,000	$1,045	$4.56
Hypothetical (5% return before expenses)	0.90%	$1,000	$1,020	$4.51
AMG GW&K Enhanced Core Bond Fund
Investor Class
Based on Actual Fund Return	0.84%	$1,000	$1,056	$4.28
Hypothetical (5% return before expenses)	0.84%	$1,000	$1,021	$4.21
Service Class
Based on Actual Fund Return	0.69%	$1,000	$1,052	$3.51
Hypothetical (5% return before expenses)	0.69%	$1,000	$1,021	$3.46
Class C
Based on Actual Fund Return	1.59%	$1,000	$1,057	$8.11
Hypothetical (5% return before expenses)	1.59%	$1,000	$1,017	$7.95
Institutional Class
Based on Actual Fund Return	0.59%	$1,000	$1,058	$3.01
Hypothetical (5% return before expenses)	0.59%	$1,000	$1,022	$2.96
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

Fund Performance (unaudited)

Periods ended June 30, 2014

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2014.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Chicago Equity Partners Balanced Fund[2,3,4,5]
Investor Class	6.32%	16.66%	13.00%	7.65%	8.23%	01/02/97
Service Class	6.34%	16.86%	—	—	14.84%	11/30/12
Institutional Class	6.46%	16.96%	13.30%	7.95%	8.63%	01/02/97
60% Russell 1000® Index6 /40% Barclays U.S. Aggregate Index[7]	6.01%	16.68%	13.73%	7.49%	7.69%	01/02/97	†
AMG Managers High Yield Fund[2,8,9]
Investor Class	4.35%	9.85%	13.08%	7.59%	6.95%	01/02/98
Institutional Class	4.46%	10.22%	13.36%	7.91%	7.09%	03/02/98
Barclays U.S. Corporate High Yield Bond Index[10]	5.46%	11.73%	13.98%	9.05%	7.24%	01/02/98	†
AMG GW&K Enhanced Core Bond Fund[2,8,11]
Investor Class	5.62%	8.07%	8.21%	6.07%	6.33%	01/02/97
Service Class	5.69%	8.13%	—	—	4.00%	11/30/12
Class C12	5.24%	7.24%	7.40%	5.28%	5.55%	03/05/98
Institutional Class	5.75%	8.33%	8.49%	6.34%	6.75%	01/02/97
Barclays U.S. Aggregate Bond Index[13]	3.93%	4.37%	4.85%	4.93%	5.78%	01/02/97	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA.

*	Not annualized.
†	Date reflects inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2014. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall. The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Investments in foreign securities, even though publicly traded in the United States, may involve risks with are in addition to those inherent in domestic investments.
[4]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.
[5]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time. Value stocks may underperform growth stocks during given periods.
[6]	The Russell 1000® Index measures the performance of approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® represents approximately 92% of the U.S. market. The Russell 1000® Index is unmanaged, is not available for investment, and does not incur expenses.
[7]	The Barclays U.S. Aggregate Bond Index is an index of the U.S. investment grade fixed-rate bond market, including both government and corporate bonds. The Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.
[8]	Fixed income funds are subject to risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of a fixed income investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[9]	The Fund holds securities in which the issuer of the security may default or otherwise be unable to honor a financial obligation. The Fund holds securities rated below investment grade that are especially susceptible to this risk. These issuers may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.
[10]	The Barclays U.S. Corporate High Yield Bond Index is a total return performance benchmark for fixed income securities having a maximum quality rating of Ba1 (as determined by Moody’s Investors Service, Inc.). Unlike the Fund, the Barclays U.S. Corporate High Yield Bond Index is unmanaged, is not available for investment, and does not incur expenses.
[11]	High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default.
[12]	Closed to new investments.
[13]	The Barclays U.S. Aggregate Bond Index is an index of the U.S. investment grade, fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 1000® Index is a registered trademark of Russell Investments. Russell® is a registered trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Chicago Equity Partners Balanced Fund

Fund Snapshots (unaudited)

June 30, 2014

PORTFOLIO BREAKDOWN

Sector	AMG Chicago Equity Partners Balanced Fund**
U.S. Government and Agency Obligations	30.8%
Information Technology	13.6%
Industrials	9.9%
Consumer Discretionary	9.9%
Financials	9.4%
Health Care	8.2%
Consumer Staples	5.6%
Energy	5.3%
Materials	2.8%
Utilities	1.9%
Telecommunication Services	1.7%
Other Assets and Liabilities	0.9%

**	As a percentage of net assets

TOP TEN HOLDINGS

Security Name	% of Net Assets
U.S. Treasury Notes, 0.625%, 08/15/20	1.8%
Apple, Inc.	1.8%
U.S. Treasury Notes, 0.875%, 04/15/17	1.7%
U.S. Treasury Notes, 2.500%, 08/15/23	1.6%
U.S. Treasury Bonds, 4.750%, 02/15/41*	1.5%
FHLMC, 2.500%, 05/27/16*	1.4%
U.S. Treasury Notes, 0.625%, 08/31/17	1.3%
FNMA, 5.000%, 05/11/17*	1.3%
Facebook, Inc., Class A	1.2%
Gilead Sciences, Inc.	1.2%

Top Ten as a Group	14.8%

*	Top Ten Holding at December 31, 2013.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Shares	Value
Common Stocks - 65.4%
Consumer Discretionary - 9.9%
Aaron’s, Inc.	600	$21,384
Advance Auto Parts, Inc.	2,700	364,284
Best Buy Co., Inc.	1,400	43,414
Cablevision Systems Corp., Class A	8,600	151,790
CBS Corp., Class B	1,725	107,191
Comcast Corp., Class A	2,800	150,304
Delphi Automotive PLC	600	41,244
Domino’s Pizza, Inc.	3,200	233,888
Foot Locker, Inc.	3,750	190,200
GameStop Corp., Class A	700	28,329
The Gap, Inc.	2,825	117,435
Hanesbrands, Inc.	2,550	251,022
Harley-Davidson, Inc.	1,700	118,745
Harman International Industries, Inc.	850	91,315
The Home Depot, Inc.	2,675	216,568
Johnson Controls, Inc.	900	44,937
Las Vegas Sands Corp.	3,200	243,904
Liberty Ventures, Series A*	600	44,280
Lowe’s Cos., Inc.	3,650	175,164
Michael Kors Holdings, Ltd.*	3,825	339,086
Netflix, Inc.*	895	394,337
Newell Rubbermaid, Inc.	3,250	100,718
News Corp., Class A*	1,000	17,940
The Priceline Group, Inc.*	415	499,245
Service Corp. International	1,850	38,332
Staples, Inc.	2,200	23,848
Starwood Hotels & Resorts Worldwide, Inc.	500	40,410
Target Corp.	1,550	89,823
Thor Industries, Inc.	1,400	79,618
Tiffany & Co.	3,100	310,775
Time Warner, Inc.	1,750	122,938
Time, Inc.*	1	18
TripAdvisor, Inc.*	400	43,464
The Walt Disney Co.	5,150	441,561
Wynn Resorts, Ltd.	1,375	285,395
Total Consumer Discretionary		5,462,906
Consumer Staples - 5.6%
Altria Group, Inc.	2,925	122,674

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Staples - 5.6% (continued)
Archer-Daniels-Midland Co.	4,250	$187,467
Brown-Forman Corp., Class B	1,475	138,901
Bunge, Ltd.	450	34,038
The Coca-Cola Co.	925	39,183
Coca-Cola Enterprises, Inc.	675	32,251
Constellation Brands, Inc., Class A*	4,600	405,398
Dr Pepper Snapple Group,, Inc.	1,150	67,367
Keurig Green Mountain, Inc.	1,350	168,223
The Kroger Co.	6,175	305,230
Mead Johnson Nutrition Co.	2,340	218,018
Nu Skin Enterprises, Inc., Class A	1,825	134,977
PepsiCo, Inc.	200	17,868
Philip Morris International, Inc.	4,650	392,042
Pinnacle Foods, Inc.	2,400	78,960
The Procter & Gamble Co.	1,395	109,633
Reynolds American, Inc.	2,175	131,261
Safeway, Inc.	3,700	127,058
Sprouts Farmers Market, Inc.*,1	4,050	132,516
The WhiteWave Foods Co.*	7,750	250,868
Total Consumer Staples		3,093,933
Energy - 5.3%
Anadarko Petroleum Corp.	2,175	238,097
Baker Hughes, Inc.	3,800	282,910
Cheniere Energy, Inc.*	2,050	146,985
Chevron Corp.	1,875	244,781
ConocoPhillips	1,650	141,454
Diamond Offshore Drilling, Inc.[1]	850	42,185
EOG Resources, Inc.	600	70,116
EQT Corp.	2,375	253,887
Exxon Mobil Corp.	6,120	616,162
Hess Corp.	200	19,778
Occidental Petroleum Corp.	1,425	146,248
Phillips 66	1,625	130,699
RPC, Inc.	8,800	206,712
Schlumberger, Ltd.	1,300	153,335
SM Energy Co.	2,950	248,095
Total Energy		2,941,444
Financials - 8.6%
Aflac, Inc.	800	49,800
Allied World Assurance Co. Holdings AG	3,850	146,377
The Allstate Corp.	1,150	67,528

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 8.6% (continued)
American International Group, Inc.	2,800	$152,824
Aspen Insurance Holdings, Ltd.	1,400	63,588
Associated Banc-Corp.	3,250	58,760
Axis Capital Holdings, Ltd.	1,000	44,280
Bank of America Corp.	12,450	191,356
Berkshire Hathaway, Inc., Class B*	800	101,248
Brixmor Property Group, Inc.	1,300	29,835
Capitol Federal Financial, Inc.	5,600	68,096
The Charles Schwab Corp.	6,500	175,045
The Chubb Corp.	1,000	92,170
CME Group, Inc.	1,595	113,165
Comerica, Inc.	3,600	180,576
Cullen/Frost Bankers, Inc.	750	59,565
Endurance Specialty Holdings, Ltd.	800	41,272
Everest Re Group, Ltd.	600	96,294
Extra Space Storage, Inc.	5,050	268,912
First Horizon National Corp.	2,250	26,685
The Goldman Sachs Group, Inc.	300	50,232
JPMorgan Chase & Co.	2,873	165,542
KeyCorp	1,950	27,943
Lazard, Ltd., Class A	3,400	175,304
Legg Mason, Inc.	2,450	125,710
Lincoln National Corp.	1,375	70,730
M&T Bank Corp.	325	40,316
Mack-Cali Realty Corp.	3,700	79,476
MBIA, Inc.*	2,100	23,184
McGraw Hill Financial, Inc.	300	24,909
Navient Corp.	3,050	54,016
Northern Trust Corp.	600	38,526
Piedmont Office Realty Trust, Inc., Class A	3,700	70,078
The Progressive Corp.	1,800	45,648
Public Storage	1,175	201,336
Signature Bank*	1,200	151,416
Simon Property Group, Inc.	1,400	232,792
SLM Corp.	3,050	25,346
State Street Corp.	1,700	114,342
SunTrust Banks, Inc.	4,675	187,281
TD Ameritrade Holding Corp.	2,200	68,970
The Travelers Cos., Inc.	3,525	331,597
US Bancorp	3,050	132,126

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 8.6% (continued)
Waddell & Reed Financial, Inc., Class A	1,500	$93,885
Washington Prime Group, Inc.*	1	9
Wells Fargo & Co.	3,925	206,298
Total Financials		4,764,388
Health Care - 8.2%
AbbVie, Inc.	5,500	310,420
Actavis PLC*	1,240	276,582
Aetna, Inc.	2,925	237,159
Alexion Pharmaceuticals, Inc.*	2,500	390,625
Boston Scientific Corp.*	6,500	83,005
Bristol-Myers Squibb Co.	500	24,255
Covidien PLC	2,400	216,432
CR Bard, Inc.	775	110,833
Gilead Sciences, Inc.*	7,950	659,134
Health Net, Inc.*	3,200	132,928
Illumina, Inc.*	1,800	321,372
Johnson & Johnson	2,000	209,240
Mallinckrodt PLC*	250	20,005
McKesson Corp.	1,100	204,831
Medivation, Inc.*	3,000	231,240
Medtronic, Inc.	3,850	245,476
Merck & Co., Inc.	750	43,388
Mylan, Inc.*	3,325	171,437
Myriad Genetics, Inc.*	600	23,352
Pfizer, Inc.	13,057	387,532
United Therapeutics Corp.*	800	70,792
WellPoint, Inc.	1,475	158,725
Total Health Care		4,528,763
Industrials - 8.1%
AECOM Technology Corp.*	1,200	38,640
AMERCO	400	116,304
Avis Budget Group, Inc.*	3,200	191,008
B/E Aerospace, Inc.*	1,225	113,300
Carlisle Cos., Inc.	1,100	95,282
Caterpillar, Inc.	1,850	201,039
Con-way, Inc.	1,300	65,533
Copa Holdings, S.A., Class A	200	28,514
Delta Air Lines, Inc.	11,850	458,832
Exelis, Inc.	1,100	18,678
Fluor Corp.	700	53,830

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 8.1% (continued)
General Dynamics Corp.	350	$40,792
General Electric Co.	9,150	240,462
Graco, Inc.	750	58,560
Harsco Corp.	2,750	73,232
Huntington Ingalls Industries, Inc.	2,150	203,368
IDEX Corp.	1,400	113,036
Illinois Tool Works, Inc.	2,500	218,900
ITT Corp.	7,700	370,370
Joy Global, Inc.	500	30,790
Kirby Corp.*	900	105,426
Landstar System, Inc.	900	57,600
Lockheed Martin Corp.	1,100	176,803
Northrop Grumman Corp.	3,100	370,853
Old Dominion Freight Line, Inc.*	1,400	89,152
Pitney Bowes, Inc.	6,750	186,435
Quanta Services, Inc.*	400	13,832
Rockwell Automation, Inc.	475	59,451
Southwest Airlines Co.	3,600	96,696
SPX Corp.	1,050	113,621
TransDigm Group, Inc.	600	100,356
Union Pacific Corp.	1,850	184,538
United Rentals, Inc.*	2,000	209,460
Total Industrials		4,494,693
Information Technology - 13.6%
Adobe Systems, Inc.*	1,400	101,304
Akamai Technologies, Inc.*	2,950	180,127
Apple, Inc.	10,550	980,411
Applied Materials, Inc.	1,700	38,335
Avago Technologies, Ltd.	3,600	259,452
Blackhawk Network Holdings, Inc.*	608	16,321
Broadridge Financial Solutions, Inc.	2,700	112,428
Brocade Communications Systems, Inc.	8,600	79,120
Cognizant Technology Solutions Corp., Class A*	1,200	58,692
Computer Sciences Corp.	700	44,240
DST Systems, Inc.	600	55,302
Electronic Arts, Inc.*	16,725	599,926
Facebook, Inc., Class A*	10,000	672,900
First Solar, Inc.*	1,375	97,707
FleetCor Technologies, Inc.*	2,670	351,906
Google, Inc., Class A*	420	245,561
Google, Inc., Class C*	420	241,618

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 13.6% (continued)
Harris Corp.	3,400	$257,550
Hewlett-Packard Co.	6,900	232,392
International Business Machines Corp.	535	96,979
International Rectifier Corp.*	1,700	47,430
Intuit, Inc.	400	32,212
Lam Research Corp.	1,400	94,612
Leidos Holdings, Inc.	500	19,170
Linear Technology Corp.	1,600	75,312
Microchip Technology, Inc.	2,750	134,228
Microsoft Corp.	14,650	610,905
Pandora Media, Inc.*	5,350	157,825
Paychex, Inc.	1,000	41,560
Polycom, Inc.*	4,500	56,385
QUALCOMM, Inc.	1,600	126,720
SanDisk Corp.	3,450	360,284
Skyworks Solutions, Inc.	800	37,568
Tableau Software, Inc., Class A*	3,100	221,123
Texas Instruments, Inc.	800	38,232
Twitter, Inc.*	2,800	114,716
VeriSign, Inc.*	500	24,405
Visa, Inc., Class A	1,025	215,978
Western Digital Corp.	1,000	92,300
Workday, Inc., Class A*	1,400	125,804
Xerox Corp.	3,200	39,808
Xilinx, Inc.	2,300	108,813
Total Information Technology		7,497,661
Materials - 2.8%
Alcoa, Inc.	1,700	25,313
Avery Dennison Corp.	1,400	71,750
Ball Corp.	2,500	156,700
The Dow Chemical Co.	1,200	61,752
E.I. du Pont de Nemours & Co.	400	26,176
Eastman Chemical Co.	800	69,880
International Flavors & Fragrances, Inc.	700	72,996
LyondellBasell Industries N.V., Class A	600	58,590
Newmont Mining Corp.	1,750	44,520
Packaging Corp. of America	2,200	157,278
PPG Industries, Inc.	625	131,344
Rockwood Holdings, Inc.	800	60,792
The Scotts Miracle-Gro Co., Class A	1,150	65,389

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 2.8% (continued)
Sealed Air Corp.	1,400	$47,838
Sigma-Aldrich Corp.	200	20,296
United States Steel Corp.	1,000	26,040
Westlake Chemical Corp.	5,350	448,116
Total Materials		1,544,770
Telecommunication Services - 1.7%
AT&T, Inc.	8,100	286,416
Intelsat, S.A.*	1,000	18,840
Level 3 Communications, Inc.*	6,200	272,242
SBA Communications Corp., Class A*	800	81,840
Verizon Communications, Inc.	6,025	294,803
Total Telecommunication Services		954,141
Utilities - 1.6%
Ameren Corp.	3,450	141,036
American Water Works Co, Inc.	4,075	201,509
Calpine Corp.*	2,800	66,668
CenterPoint Energy, Inc.	4,450	113,653
Public Service Enterprise Group, Inc.	2,950	120,331
Questar Corp.	4,875	120,900
Vectren Corp.	2,625	111,563
Total Utilities		875,660
Total Common Stocks (cost $30,970,671)		36,158,359

	Principal Amount
Corporate Bonds and Notes - 2.9%
Financials - 0.8%
American Express Credit Corp., Series MTN, 2.750%, 09/15/15	$90,000	92,385
General Electric Capital Corp.,
2.900%, 01/09/17	55,000	57,567
MTN, Series A, 6.750%, 03/15/32	25,000	33,072
Series MTN, 1.000%, 01/08/16	45,000	45,340
US Bancorp, Series MTN, 2.200%, 04/25/19	55,000	55,568
US Bank N.A., Series Y, 4.950%, 10/30/14	55,000	55,843
Wells Fargo & Co., 1.250%, 07/20/16	85,000	85,777
Total Financials		425,552
Industrials - 1.8%
Altria Group, Inc., 9.700%, 11/10/18	5,000	6,558
AT&T, Inc., 5.100%, 09/15/14	60,000	60,525
Burlington Northern, Santa Fe LLC, 4.700%, 10/01/19	20,000	22,640
Caterpillar Financial Services Corp., Series MTN, 1.000%, 11/25/16	60,000	60,285
Celgene Corp., 2.250%, 05/15/19	30,000	30,117

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 1.8% (continued)
Colgate-Palmolive Co., Series MTN, 1.750%, 03/15/19	$45,000	$44,929
ConocoPhillips, 4.600%, 01/15/15	115,000	117,583
Exxon Mobil Corp., 0.921%, 03/15/17	75,000	75,129
International Business Machines Corp., 4.000%, 06/20/42	61,000	58,860
McDonald’s Corp., Series MTN, 6.300%, 10/15/37	20,000	25,935
Medtronic, Inc., 0.875%, 02/27/17	45,000	44,865
PepsiCo, Inc., 2.500%, 05/10/16	65,000	67,300
Pfizer, Inc., 6.200%, 03/15/19	50,000	59,417
United Parcel Service, Inc., 6.200%, 01/15/38	45,000	58,816
Verizon Communications, Inc.,
2.500%, 09/15/16	105,000	108,286
3.000%, 04/01/16	90,000	93,349
Wal-Mart Stores, Inc., 6.500%, 08/15/37	35,000	46,677
The Walt Disney Co., 1.350%, 08/16/16	50,000	50,673
Total Industrials		1,031,944
Utilities - 0.3%
Consolidated Edison Co. of New York, Inc., Series 08-B, 6.750%, 04/01/38	45,000	60,685
Dominion Resources, Inc., 4.450%, 03/15/21	25,000	27,518
Georgia Power Co., 5.400%, 06/01/40	15,000	17,485
TransCanada PipeLines, Ltd.,
3.800%, 10/01/20	20,000	21,561
4.875%, 01/15/15	40,000	40,976
Total Utilities		168,225
Total Corporate Bonds and Notes (cost $1,594,668)		1,625,721
U.S. Government and Agency Obligations - 30.8%
Federal Home Loan Mortgage Corporation - 7.5%
FHLMC,
2.500%, 05/27/16 to 07/01/28[1]	856,996	887,090
3.000%, 01/01/29 to 07/01/43	657,428	663,150
3.500%, 03/01/42 to 05/01/44	451,584	464,918
3.750%, 03/27/19	480,000	527,755
4.000%, 02/01/44 to 05/01/44	656,409	696,539
4.500%, 02/01/39 to 11/01/39	297,348	322,056
4.750%, 11/17/15	500,000	530,580
5.500%, 04/01/38	59,586	66,427
Total Federal Home Loan Mortgage Corporation		4,158,515
Federal National Mortgage Association - 8.9%
FNMA,
0.375%, 12/21/15	565,000	565,740
2.500%, 04/01/28	241,783	245,999
3.000%, 03/01/42 to 05/01/43	563,390	557,396

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 8.9% (continued)
FNMA,
3.500%, 09/01/26 to 07/01/43	$749,114	$777,649
4.000%, 12/01/21 to 12/01/41	299,094	318,337
4.500%, 06/01/40 to 05/01/41	391,166	424,025
5.000%, 05/11/17 to 08/01/41	1,119,498	1,247,937
5.375%, 07/15/16 to 06/12/17	585,000	652,541
5.500%, 02/01/35 to 06/01/38	102,569	114,915
Total Federal National Mortgage Association		4,904,539
U.S. Treasury Obligations - 14.4%
U.S. Treasury Bonds,
2.750%, 08/15/42	465,000	415,993
3.500%, 02/15/39	330,000	344,438
4.750%, 02/15/41	670,000	851,476
6.250%, 05/15/30	350,000	497,547
U.S. Treasury Notes,
0.625%, 08/31/17	700,000	692,426
0.750%, 03/31/18	545,000	535,526
0.875%, 04/15/17	965,000	967,413
1.000%, 03/31/17	580,000	583,535
2.500%, 08/15/23 to 05/15/24	1,400,000	1,404,486
2.625%, 08/15/20	965,000	1,004,505
3.125%, 05/15/21	495,000	528,567
4.750%, 08/15/17	135,000	150,936
Total U.S. Treasury Obligations		7,976,848
Total U.S. Government and Agency Obligations (cost $16,860,788)		17,039,902
Short-Term Investments - 1.9%
Repurchase Agreements - 1.3%[2]
Cantor Fitzgerald Securities, dated 06/30/14, due 07/01/14, 0.130%, total to be received $717,027 (collateralized by various U.S. Government Agencies, 0.000% - 10.500%, 07/15/14 - 04/20/64, totaling $731,364)	717,024	717,024

	Shares
Other Investment Companies - 0.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	302,108	302,108
Total Short-Term Investments (cost $1,019,132)		1,019,132
Total Investments - 101.0% (cost $50,445,259)		55,843,114
Other Assets, less Liabilities - (1.0)%		(533,651)
Net Assets - 100.0%		$55,309,463

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Fund Snapshots (unaudited)

June 30, 2014

PORTFOLIO BREAKDOWN

Sector	AMG Managers High Yield Fund**
Industrials	82.7%
Financials	6.4%
Bank Loan Obligations	5.4%
Utilities	1.2%
Other Assets and Liabilities	4.3%

**	As a percentage of net assets

Rating	AMG Managers High Yield Fund†
Baa	0.3%
Ba	41.7%
B	40.9%
Caa	12.3%
C	0.1%
Not Rated	4.7%

†	As a percentage of market value of fixed income securities. Chart does not include equity securities.

TOP TEN HOLDINGS

Security Name	%of Net Assets
HCA, Inc., 7.500%, 02/15/22*	1.5%
Sprint Capital Corp., 8.750%, 03/15/32*	1.3%
Chrysler Group LLC / CG Co.-Issuer, Inc., 8.250%, 6/15/21	1.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 9.000%, 04/15/19*	1.0%
Sprint Corp., 7.875%, 09/15/23	0.9%
HCA Holdings, Inc., 7.750%, 05/15/21*	0.9%
First Data Corp., 8.750%, 01/15/22*	0.8%
Intelsat Jackson Holdings SA, 7.250%, 10/15/20*	0.8%
Valeant Pharmaceuticals International. 7.500%, 07/15/21	0.8%
MGM Resorts International, 5.250%, 03/31/20	0.7%

Top Ten as a Group	9.9%

*	Top Ten Holding at December 31, 2013.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Principal Amount	Value
Bank Loan Obligations - 5.4%
Academy, Ltd., Initial Term Loan,
4.500%, 08/03/18 (07/21/14)[4]	$33,841	$34,008
4.500%, 08/03/18 (07/30/14)[4]	13,796	13,864
4.500%, 08/03/18 (09/04/14)[4]	52,363	52,620
Accellent, Inc., Initial Term Loan (First Lien), 4.500%, 03/12/21 (09/12/14)[4]	100,000	99,896
Alliance Laundry Systems LLC, Term Loan (First Lien),
4.250%, 12/10/18 (09/05/14)[4]	1,199	1,207
4.250%, 12/10/18 (10/06/14)[4]	98,801	99,481
Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan,
5.402%, 01/28/18 (07/25/14)[4]	65,890	61,629
7.500%, 01/28/18 (09/30/14)[4]	4,331	4,051
Clear Channel Communications, Inc., Term Loan D, 6.899%, 01/30/19 (07/31/14)[4]	34,927	34,844
Diamond Foods, Loan, 4.250%, 08/20/18 (07/30/14)[4]	100,000	100,145
Entergis, Inc. Term Loan B, 3.500%, 04/30/21 (09/30/14)[4]	100,000	99,583
Evergreen Skills LUX S.A.R.L., Initial Term Loan (First Lien), 4.500%, 04/28/21 (07/28/14)[4]	69,934	70,050
Evergreen Skills LUX S.A.R.L., Initial Term Loan (Second Lien), 7.500%, 04/28/21 (07/28/14)[4]	30,066	29,903
Evergreen Skills LUX Sarl, 1st Lien Term Loan,
4.500%, 04/28/21 (07/28/14)[4]	30,066	30,116
7.500%, 04/28/21 (07/28/14)[4]	69,934	69,555
Grifols Worldwide Operations Limited, U.S. Tranche B Term Loan, 3.149%, 02/27/21 (07/31/14)[4]	100,000	100,006
The Hillman Group, Inc., Initial Term Loan, 4.500%, 06/15/21 (07/31/14)[4]	100,000	100,833
Integra Telecom Holdings, Term Loan,
5.250%, 02/22/19 (07/31/14)[4]	65,000	65,427
5.250%, 02/22/19 (09/30/14)[4]	63,700	64,118
Interline Brands, 1st Lien Term Loan, 4.000%, 03/17/21 (09/17/14)[4]	80,000	80,033
Mauser Holdings, 2nd Lien Cov-Lite Term Loan, 8.250%, 06/27/22 (09/26/14)[4]	70,000	70,000
Mauser Holdings, Term Loan, 4.750%, 06/06/21 (09/19/14)[4]	65,000	65,325
Neiman Marcus Group, Inc., Other Term Loan,
4.250%, 10/25/20 (08/01/14)[4]	501	501
4.250%, 10/25/20 (09/08/14)[4]	199,499	199,374
New Albertsons, Inc., Term Loan B, 4.750%, 06/20/21 (09/24/14)[4]	100,000	100,458
Ortho-Clinical Diagnostics Holdings Luxembourg, Initial Term Loan, 4.750%, 04/24/21 (09/30/14)[4]	100,000	100,805
Steinway Musical Instruments, Inc., 1st Lien Term Loan, 4.750%, 09/19/19 (07/31/14)[4]	100,000	99,875
SUPERVALU, Inc. , Term Loan B, 4.500%, 03/21/19 (09/30/14)[4]	102,968	103,056
Vertafore, Inc., 2nd Lien Term Loan, 9.750%, 10/29/17 (09/29/14)[4]	45,000	45,914
Visteon Corp., 1st Lien Term Loan B, 3.500%, 03/24/21 (09/23/14)	100,000	99,453
Total Bank Loan Obligations (cost $2,076,950)		2,096,130

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Corporate Bonds and Notes - 90.3%
Financials - 6.4%
Ally Financial, Inc.,
2.913%, 07/18/16 (10/20/14)[4]	$50,000	$51,369
3.500%, 01/27/19	175,000	177,135
4.750%, 09/10/18	40,000	42,550
6.250%, 12/01/17	165,000	184,800
7.500%, 09/15/20	115,000	139,006
Bank of America Corp., Series K, 8.000%, 07/29/49[5]	145,000	161,256
Chinos Intermediate Holdings A, Inc., (7.500% Cash or 8.500% PIK), 7.750%, 05/01/19 (a)[6]	45,000	45,225
CIT Group, Inc.,
3.875%, 02/19/19	100,000	101,810
4.250%, 08/15/17	10,000	10,456
5.250%, 03/15/18	110,000	118,387
5.500%, 02/15/19 (a)	70,000	76,081
Cogent Communications Finance, Inc., 5.625%, 04/15/21 (a)	65,000	64,675
Corrections Corp. of America,
4.125%, 04/01/20	65,000	64,837
4.625%, 05/01/23	95,000	93,575
General Motors Financial Co., Inc.,
2.750%, 05/15/16	30,000	30,506
3.250%, 05/15/18	15,000	15,262
4.250%, 05/15/23	30,000	30,038
International Lease Finance Corp.,
4.625%, 04/15/21	60,000	62,063
5.875%, 04/01/19	240,000	264,900
6.250%, 05/15/19	185,000	207,663
Nuveen Investments, Inc., 9.500%, 10/15/20 (a)	80,000	95,200
Realogy Group LLC,
7.625%, 01/15/20 (a)	65,000	71,988
7.875%, 02/15/19 (a)[1]	110,000	118,250
Serta Simmons Holdings LLC, 8.125%, 10/01/20 (a)	195,000	212,550
Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	50,000	54,375
Total Financials		2,493,957
Industrials - 82.7%
21st Century Oncology, Inc.,
8.875%, 01/15/17	60,000	62,175
9.875%, 04/15/17	55,000	50,875
Academy, Ltd. / Academy Finance Corp., 9.250%, 08/01/19 (a)	60,000	64,650

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.7% (continued)
Access Midstream Partners, L.P. / ACMP Finance Corp.,
4.875%, 05/15/23	$40,000	$42,350
5.875%, 04/15/21	20,000	21,500
6.125%, 07/15/22	60,000	66,600
ACCO Brands Corp., 6.750%, 04/30/20[1]	185,000	194,712
ACI Worldwide, Inc., 6.375%, 08/15/20 (a)	50,000	52,750
The ADT Corp.,
3.500%, 07/15/22[1]	10,000	9,125
6.250%, 10/15/21[1]	160,000	170,000
Aircastle, Ltd.,
4.625%, 12/15/18	40,000	41,300
7.625%, 04/15/20	55,000	64,487
Alcatel-Lucent USA, Inc., 8.875%, 01/01/20 (a)	200,000	227,500
Alere, Inc., 6.500%, 06/15/20	20,000	21,100
Allegion US Holding Co., Inc., Series N, 5.750%, 10/01/21 (a)	30,000	31,725
Alliant Techsystems, Inc., 5.250%, 10/01/21 (a)	35,000	36,312
Allison Transmission, Inc., 7.125%, 05/15/19 (a)	105,000	112,875
AMC Entertainment, Inc., 9.750%, 12/01/20	120,000	137,400
American Axle & Manufacturing, Inc.,
6.250%, 03/15/21	25,000	27,000
7.750%, 11/15/19	75,000	86,812
Amkor Technology, Inc.,
6.375%, 10/01/22	75,000	80,250
6.625%, 06/01/21	35,000	37,450
Anixter, Inc., 5.625%, 05/01/19	35,000	37,756
Antero Resources Finance Corp., 5.375%, 11/01/21	40,000	41,650
Arch Coal, Inc.,
7.000%, 06/15/19	35,000	26,687
7.250%, 06/15/21[1]	95,000	69,825
8.000%, 01/15/19 (a)[1]	20,000	19,850
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (a)	200,000	222,500
Armored Autogroup, Inc., 9.250%, 11/01/18[1]	90,000	95,175
Ashland, Inc., 4.750%, 08/15/22 (b)	195,000	196,950
Ashtead Capital, Inc., 6.500%, 07/15/22 (a)	35,000	38,412
Aspect Software, Inc., 10.625%, 05/15/17[1]	80,000	84,500
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/01/17	40,000	41,650
Athlon Holdings LP / Athlon Finance Corp., 6.000%, 05/01/22 (a)[1]	40,000	41,500
Atwood Oceanics, Inc., 6.500%, 02/01/20	85,000	91,056
Audatex North America, Inc., 6.000%, 06/15/21 (a)	150,000	160,875
Avaya, Inc., 7.000%, 04/01/19 (a)	105,000	105,525

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.7% (continued)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
4.875%, 11/15/17[1]	$5,000	$5,225
5.500%, 04/01/23	50,000	51,375
B&G Foods, Inc., 4.625%, 06/01/21	25,000	25,125
B/E Aerospace, Inc., 5.250%, 04/01/22	100,000	109,375
Baytex Energy Corp., 5.125%, 06/01/21 (a)	25,000	25,187
BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21 (a)	15,000	14,587
BCP Singapore VI Cayman Financing Co., Ltd., 8.000%, 04/15/21 (a)	35,000	35,962
Belden, Inc., 5.500%, 09/01/22 (a)	85,000	88,400
Berry Petroleum Co., 6.375%, 09/15/22	40,000	42,800
Big Heart Pet Brands, 7.625%, 02/15/19	116,000	121,029
Biomet, Inc., 6.500%, 08/01/20	230,000	248,975
Blackboard, Inc., 7.750%, 11/15/19 (a)	70,000	73,500
BOE Intermediate Holding Corp., (9.000% Cash or 9.750% PIK), 9.000%, 11/01/17 (a)[6]	27,411	28,764
BOE Merger Corp., (9.500% Cash or 10.250% PIK), 9.500%, 11/01/17 (a)[6]	35,000	36,969
Bombardier, Inc.,
6.125%, 01/15/23 (a)	95,000	98,325
7.750%, 03/15/20 (a)	40,000	45,406
BreitBurn Energy Partners, L.P. / BreitBurn Finance Corp.,
7.875%, 04/15/22	40,000	43,500
8.625%, 10/15/20	70,000	77,350
Building Materials Corp. of America,
6.750%, 05/01/21 (a)	65,000	70,200
6.875%, 08/15/18 (a)	30,000	31,192
Bumble Bee Holding, Inc., 9.000%, 12/15/17 (a)	116,000	124,120
BWAY Holding Co., 10.000%, 06/15/18	75,000	79,125
Caesars Entertainment Operating Co., Inc.,
8.500%, 02/15/20[1]	125,000	106,250
9.000%, 02/15/20	265,000	222,931
10.000%, 12/15/18	57,000	22,123
11.250%, 06/01/17	115,000	105,800
Case New Holland, Inc., 7.875%, 12/01/17	35,000	40,950
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.250%, 03/15/21	35,000	36,006
6.625%, 01/31/22	30,000	32,362
7.000%, 01/15/19	145,000	153,337
7.375%, 06/01/20	50,000	54,625
CDW LLC / CDW Finance Corp., 8.500%, 04/01/19	170,000	184,875
Central Garden and Pet Co., 8.250%, 03/01/18	160,000	166,800

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.7% (continued)
CenturyLink, Inc.,
Series T, 5.800%, 03/15/22	$210,000	$219,712
Series W, 6.750%, 12/01/23	135,000	148,162
CEVA Group PLC, 7.000%, 03/01/21 (a)	75,000	77,437
Chesapeake Energy Corp.,
3.484%, 04/15/19 (10/15/14)[4]	30,000	30,356
4.875%, 04/15/22	50,000	51,812
6.125%, 02/15/21	25,000	28,125
6.625%, 08/15/20	75,000	86,625
6.875%, 11/15/201	15,000	17,475
Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 02/01/21	96,000	104,880
Chrysler Group LLC / CG Co-Issuer, Inc., 8.250%, 06/15/21	400,000	454,000
CHS/Community Health Systems, Inc., 5.125%, 08/01/21 (a)	20,000	20,600
Cinemark USA, Inc.,
4.875%, 06/01/23	25,000	25,062
7.375%, 06/15/21	115,000	127,362
Claire’s Stores, Inc.,
8.875%, 03/15/19	70,000	61,250
9.000%, 03/15/19 (a)[1]	145,000	152,069
Clean Harbors, Inc., 5.250%, 08/01/20	75,000	77,719
Clear Channel Communications, Inc., 9.000%, 03/01/21	115,000	123,481
Clear Channel Worldwide Holdings, Inc.,
6.500%, 11/15/22	85,000	91,162
Series A, 7.625%, 03/15/20	5,000	5,375
Series B, 6.500%, 11/15/22	250,000	270,625
Series B, 7.625%, 03/15/20	155,000	167,981
Cogent Communications Group, Inc., 8.375%, 02/15/18 (a)	55,000	58,987
CommScope, Inc.,
5.000%, 06/15/21 (a)	10,000	10,250
5.500%, 06/15/24 (a)	10,000	10,212
CONSOL Energy, Inc., 5.875%, 04/15/22 (a)	40,000	42,000
Constellation Brands, Inc., 3.750%, 05/01/21	20,000	19,925
Crown Castle International Corp., 5.250%, 01/15/23	75,000	78,562
CSC Holdings LLC, 8.625%, 02/15/19	115,000	137,137
Dana Holding Corp.,
5.375%, 09/15/21	20,000	21,000
6.000%, 09/15/23	40,000	42,600
6.500%, 02/15/19	60,000	63,525
6.750%, 02/15/21	25,000	27,094
DaVita HealthCare Partners, Inc., 6.625%, 11/01/20	85,000	90,737

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.7% (continued)
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20 (a)	$150,000	$159,375
Denbury Resources, Inc.,
4.625%, 07/15/23	45,000	43,884
5.500%, 05/01/22	75,000	76,781
DISH DBS Corp.,
5.125%, 05/01/20	5,000	5,269
5.875%, 07/15/22	170,000	184,875
6.750%, 06/01/21	200,000	228,500
7.875%, 09/01/19	165,000	196,350
DJO Finance LLC / DJO Finance Corp.,
7.750%, 04/15/18[1]	135,000	142,425
8.750%, 03/15/18	45,000	48,600
9.875%, 04/15/18	20,000	21,700
Eagle Midco, Inc., 9.000%, 06/15/18 (a)	30,000	31,125
Entegris, Inc.,, 6.000%, 04/01/22 (a)	15,000	15,525
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 05/01/20	165,000	189,750
EP Energy LLC / Everest Acquisition Finance, Inc.,
6.875%, 05/01/19	55,000	58,781
7.750%, 09/01/22	75,000	84,937
Epicor Software Corp., 8.625%, 05/01/19	100,000	108,125
EV Energy Partners, L.P. / EV Energy Finance Corp., 8.000%, 04/15/19	125,000	131,875
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 05/01/20	85,000	90,950
First Data Corp.,
6.750%, 11/01/20 (a)	55,000	59,675
7.375%, 06/15/19 (a)	85,000	91,481
8.250%, 01/15/21 (a)	180,000	198,000
8.875%, 08/15/20 (a)	165,000	182,944
12.625%, 01/15/21	160,000	197,400
First Data Corp., (8.750% Cash or 10.000% PIK), 8.750%, 01/15/22 (a)[6]	290,000	321,537
FMG Resources August 2006 Pty, Ltd.,
6.875%, 02/01/18 (a)[1]	45,000	47,362
8.250%, 11/01/19 (a)[1]	155,000	169,337
Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19 (a)	50,000	54,750
Gardner Denver, Inc., 6.875%, 08/15/21 (a)[1]	40,000	42,200
GCI, Inc.,
6.750%, 06/01/21	90,000	91,406
8.625%, 11/15/19	70,000	74,200
GenCorp, Inc., 7.125%, 03/15/21	125,000	137,187
General Cable Corp., 6.500%, 10/01/22 (a), (b)	90,000	92,025
General Motors Co., 4.875%, 10/02/23 (a)	215,000	227,362

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.7% (continued)
The Geo Group, Inc.,
5.875%, 01/15/22	$60,000	$63,300
6.625%, 02/15/21	100,000	107,750
The Goodyear Tire & Rubber Co.,
6.500%, 03/01/21	40,000	43,600
8.250%, 08/15/20	80,000	88,200
8.750%, 08/15/20	65,000	77,350
Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	105,000	110,775
Gymboree Corp., 9.125%, 12/01/18	80,000	53,800
H&E Equipment Services, Inc., 7.000%, 09/01/22	40,000	44,400
Halcon Resources Corp.,
8.875%, 05/15/21	120,000	129,600
9.250%, 02/15/22	25,000	27,438
9.750%, 07/15/20	15,000	16,444
Hanesbrands, Inc., 6.375%, 12/15/20	90,000	97,763
HCA Holdings, Inc.,
6.250%, 02/15/21	30,000	32,288
7.750%, 05/15/21	320,000	351,600
HCA, Inc.,
6.500%, 02/15/20	25,000	28,188
7.500%, 02/15/22	490,000	566,564
HD Supply, Inc.,
8.125%, 04/15/19	120,000	132,450
11.000%, 04/15/20	45,000	53,269
11.500%, 07/15/20	70,000	84,350
HealthSouth Corp.,
5.750%, 11/01/24	25,000	26,563
7.750%, 09/15/22	44,000	48,235
8.125%, 02/15/20	40,000	43,050
Hearthside Group Holdings LLC/Hearthside Finance Co., 6.500%, 05/01/22 (a)	15,000	15,038
The Hertz Corp.,
5.875%, 10/15/20	40,000	42,000
7.500%, 10/15/18	135,000	141,750
Hexion US Finance Corp., 6.625%, 04/15/20	185,000	197,025
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC,
8.875%, 02/01/18	80,000	83,400
9.000%, 11/15/20[1]	40,000	41,000

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.7% (continued)
Hiland Partners, L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20 (a)	$55,000	$60,225
The Hillman Group, Inc.,
6.375%, 07/15/22 (a)	35,000	35,175
10.875%, 06/01/18	90,000	95,517
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (a)	50,000	53,219
HJ Heinz Co., 4.250%, 10/15/20	150,000	151,125
Hologic, Inc., 6.250%, 08/01/20	115,000	121,900
Hughes Satellite Systems Corp., 6.500%, 06/15/19	60,000	67,200
Huntsman International LLC,
4.875%, 11/15/20[1]	70,000	72,800
8.625%, 03/15/20	45,000	48,881
8.625%, 03/15/21	25,000	27,750
IMS Health, Inc., 6.000%, 11/01/20 (a)	75,000	78,938
Ineos Finance PLC,
7.500%, 05/01/20 (a)	70,000	76,475
8.375%, 02/15/19 (a)	200,000	219,250
Infor Software Parent LLC / Infor Software Parent, Inc., (7.125% Cash or 7.875%), 7.125%, 05/01/21 (a)[1,6]	80,000	82,200
Infor US, Inc.,
9.375%, 04/01/19	85,000	94,988
11.500%, 07/15/18	65,000	74,181
Intelsat Jackson Holdings SA,
6.625%, 12/15/22	95,000	99,631
7.250%, 10/15/20	295,000	318,600
7.500%, 04/01/21	120,000	131,850
Intelsat Luxembourg, S.A., 7.750%, 06/01/21	110,000	116,875
Interline Brands, Inc., (10.000% Cash or 10.750% PIK), 10.000%, 11/15/18[6]	25,000	26,875
inVentiv Health, Inc.,
9.000%, 01/15/18 (a)	75,000	81,000
11.000%, 08/15/18 (a), (b)	80,000	76,663
Iron Mountain, Inc., 6.000%, 08/15/23	70,000	76,038
Isle of Capri Casinos, Inc., 5.875%, 03/15/21	55,000	55,894
J.C. Penney Corp., Inc.,
5.750%, 02/15/18	35,000	32,375
6.375%, 10/15/36	60,000	49,350
7.950%, 04/01/17[1]	15,000	15,225
Jack Cooper Holdings Corp., 9.250%, 06/01/20 (a)	70,000	77,263
Jarden Corp., 6.125%, 11/15/22	90,000	95,625
JCH Parent, Inc., (10.500% Cash or 11.250% PIK), 10.500%, 03/15/19 (a)[6]	30,000	30,225
Kinder Morgan, Inc., 5.000%, 02/15/21 (a)	45,000	46,913
Kinetic Concepts, Inc. / KCI USA, Inc., 10.500%, 11/01/18 (b)	150,000	169,875

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.7% (continued)
Kodiak Oil & Gas Corp.,
5.500%, 01/15/21	$10,000	$10,475
5.500%, 02/01/22	10,000	10,425
8.125%, 12/01/19	90,000	100,125
Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19 (a)[1]	75,000	78,188
L Brands, Inc., 6.625%, 04/01/21	90,000	102,713
Laredo Petroleum, Inc., 5.625%, 01/15/22	20,000	20,775
Legacy Reserves L.P. / Legacy Reserves Finance Corp.,
6.625%, 12/01/21 (a)	40,000	40,800
8.000%, 12/01/20	70,000	75,600
Level 3 Financing, Inc.,
8.125%, 07/01/19	80,000	87,700
8.625%, 07/15/20	65,000	73,125
Lightstream Resources, Ltd., 8.625%, 02/01/20 (a)	30,000	31,650
Linn Energy LLC/Linn Energy Finance Corp.,
6.250%, 11/01/19 (a), (b)	50,000	52,625
7.750%, 02/01/21	155,000	167,981
LSB Industries, Inc., 7.750%, 08/01/19	85,000	91,375
Magnachip Semiconductor Corp., 6.625%, 07/15/21	85,000	84,363
The Manitowoc Co., Inc., 8.500%, 11/01/20	100,000	112,000
Marina District Finance Co., Inc., 9.875%, 08/15/18[1]	125,000	132,344
MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.,
5.500%, 02/15/23	70,000	74,900
6.500%, 08/15/21	10,000	10,850
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (b)	35,000	40,338
MEG Energy Corp.,
6.375%, 01/30/23 (a)	80,000	85,400
7.000%, 03/31/24 (a)	60,000	66,300
Memorial Production Partners, L.P. / Memorial Production Finance Corp., 7.625%, 05/01/21	65,000	68,331
MetroPCS Wireless, Inc., 7.875%, 09/01/18	5,000	5,257
MGM Resorts International,
5.250%, 03/31/20[1]	280,000	291,900
6.750%, 10/01/20	145,000	162,219
7.750%, 03/15/22[1]	90,000	105,750
8.625%, 02/01/19	5,000	5,981
Michaels FinCo Holdings LLC / Michaels FinCo, Inc., (7.500% Cash or 8.250% PIK), 7.500%, 08/01/18 (a)[6]	40,000	41,050
Michaels Stores, Inc., 7.750%, 11/01/18	135,000	143,100
Micron Technology, Inc., 5.875%, 02/15/22 (a)	20,000	21,500

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.7% (continued)
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC,
9.250%, 06/01/21	$40,000	$44,100
10.750%, 10/01/20	45,000	51,300
Mueller Water Products, Inc., 8.750%, 09/01/20	30,000	33,488
Neiman Marcus Group, Ltd., Inc., 8.000%, 10/15/21 (a)	40,000	43,300
Neiman Marcus Group, Ltd., Inc. (8.750% Cash or 9.500% PIK), 8.750%, 10/15/21 (a)[6]	40,000	43,800
Nexeo Solutions LLC / Nexeo Solutions Finance Corp., 8.375%, 03/01/18	75,000	76,125
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	85,000	92,013
The Nielsen Co. Luxembourg SARL, 5.500%, 10/01/21 (a)	40,000	41,500
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22 (a)	70,000	70,875
NII International Telecom SCA, 7.875%, 08/15/19 (a)[1]	30,000	26,175
Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19	35,000	34,913
Novelis, Inc., 8.375%, 12/15/17	65,000	69,371
Numericable Group, S.A., 6.000%, 05/15/22 (a)	200,000	208,250
NXP, B.V. / NXP Funding LLC, 5.750%, 02/15/21 (a)	200,000	211,250
Oasis Petroleum, Inc., 6.875%, 03/15/22 (a)	50,000	54,750
Oshkosh Corp.,
5.375%, 03/01/22 (a)	5,000	5,175
8.500%, 03/01/20	35,000	37,975
Packaging Dynamics Corp., 8.750%, 02/01/16 (a)	50,000	51,538
PAETEC Holding Corp., 9.875%, 12/01/18	95,000	102,695
Party City Holdings, Inc., 8.875%, 08/01/20	130,000	144,625
PC Nextco Holdings LLC / PC Nextco Finance, Inc., (8.750% Cash or 9.500% PIK), 8.750%, 08/15/19 (a)[6]	30,000	30,788
Peabody Energy Corp., 6.250%, 11/15/21[1]	110,000	110,138
Petco Animal Supplies, Inc., 9.250%, 12/01/18 (a)	80,000	86,100
Plains Exploration & Production Co.,
6.500%, 11/15/20	10,000	11,213
6.875%, 02/15/23	80,000	94,000
Polymer Group, Inc., 7.750%, 02/01/19	115,000	122,763
PolyOne Corp., 7.375%, 09/15/20	70,000	76,300
Post Holdings, Inc.,
6.000%, 12/15/22 (a)[1]	25,000	25,531
6.750%, 12/01/21 (a)	50,000	53,250
7.375%, 02/15/22 (a)	150,000	162,563
QR Energy, L.P. / QRE Finance Corp., 9.250%, 08/01/20	60,000	65,850
Quebecor Media, Inc., 5.750%, 01/15/23	180,000	185,850
Quebecor World, Escrow, 0.000%, 08/01/27[7]	165,000	2,475
Qwest Capital Funding, Inc., 7.750%, 02/15/31	40,000	41,800
Radio Systems Corp., 8.375%, 11/01/19 (a)	85,000	94,031
Rain CII Carbon LLC / CII Carbon Corp., 8.000%, 12/01/18 (a)	30,000	31,650

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.7% (continued)
Rayonier AM Products, Inc., 5.500%, 06/01/24 (a)	$30,000	$30,600
Regal Entertainment Group, 5.750%, 03/15/22[1]	20,000	20,850
Regency Energy Partners, L.P. / Regency Energy Finance Corp.,
5.500%, 04/15/23	45,000	47,250
5.750%, 09/01/20	5,000	5,413
5.875%, 03/01/22	20,000	21,775
Reichhold Industries, Inc., (9.000% Cash or 11.000% PIK), 9.000%, 05/08/17 (a)[6]	151,046	103,467
Rentech Nitrogen Partners, L.P. / Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (a)	40,000	40,600
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
5.750%, 10/15/20	145,000	153,700
9.000%, 04/15/19	355,000	377,631
9.875%, 08/15/19	200,000	222,500
RHP Hotel Properties, L.P. / RHP Finance Corp., 5.000%, 04/15/21	135,000	135,338
Rite Aid Corp., 9.250%, 03/15/20	35,000	39,988
RKI Exploration & Production LLC / RKI Finance Corp., 8.500%, 08/01/21 (a)	55,000	59,950
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	40,000	41,700
RSI Home Products, Inc., 6.875%, 03/01/18 (a)	30,000	32,100
Sabine Pass Liquefaction LLC,
5.750%, 05/15/24 (a)	100,000	104,375
6.250%, 03/15/22 (a)	100,000	108,875
Sabre GLBL, Inc., 8.500%, 05/15/19 (a)	114,000	126,968
Sally Holdings LLC / Sally Capital, Inc.,
5.500%, 11/01/23	20,000	20,650
5.750%, 06/01/22	35,000	37,450
6.875%, 11/15/19	75,000	81,563
Sanchez Energy Corp., 6.125%, 01/15/23 (a)	15,000	15,525
SandRidge Energy, Inc.,
7.500%, 03/15/21	45,000	48,994
8.125%, 10/15/22	95,000	105,094
SBA Telecommunications, Inc.,
5.750%, 07/15/20	45,000	47,925
8.250%, 08/15/19	44,000	46,178
The Scotts Miracle-Gro Co., 6.625%, 12/15/20	60,000	65,325
Sealed Air Corp.,
6.500%, 12/01/20 (a)	30,000	33,900
8.375%, 09/15/21 (a)	95,000	109,250
Sensata Technologies, B.V., 6.500%, 05/15/19 (a)	135,000	144,281
Service Corp. International,
5.375%, 05/15/24 (a)	40,000	40,950
7.000%, 06/15/17	60,000	67,350
7.500%, 04/01/27	115,000	127,650

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.7% (continued)
ServiceMaster Co., 7.000%, 08/15/20	$60,000	$64,125
Sinclair Television Group, Inc.,
5.375%, 04/01/21	85,000	85,956
6.125%, 10/01/22	30,000	31,500
Sirius XM Radio, Inc.,
4.250%, 05/15/20 (a)	100,000	98,875
4.625%, 05/15/23 (a)	10,000	9,600
5.750%, 08/01/21 (a)[1]	60,000	63,300
6.000%, 07/15/24 (a)	40,000	41,700
Spectrum Brands, Inc.,
6.375%, 11/15/20	25,000	27,000
6.625%, 11/15/22	25,000	27,188
6.750%, 03/15/20	60,000	64,500
Sprint Capital Corp., 8.750%, 03/15/32	435,000	504,600
Sprint Communications, Inc., 9.000%, 11/15/18 (a)	100,000	121,500
Sprint Corp.,
7.250%, 09/15/21 (a)	80,000	88,500
7.875%, 09/15/23 (a)	320,000	356,800
SunGard Data Systems, Inc.,
6.625%, 11/01/19	70,000	74,025
7.375%, 11/15/18	37,000	39,128
7.625%, 11/15/20	30,000	32,850
Tekni-Plex, Inc., 9.750%, 06/01/19 (a)	10,000	11,225
Telecom Italia S.P.A., 5.303%, 05/30/24 (a)	200,000	201,250
Tempur Sealy International, Inc., 6.875%, 12/15/20	45,000	49,500
Tenet Healthcare Corp.,
4.750%, 06/01/20	100,000	102,750
6.000%, 10/01/20	100,000	108,750
8.000%, 08/01/20	205,000	222,681
8.125%, 04/01/22	155,000	179,800
Terex Corp.,
6.000%, 05/15/21	100,000	108,250
6.500%, 04/01/20	60,000	65,430
Tervita Corp., 8.000%, 11/15/18 (a)	55,000	57,475
Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.,
5.875%, 10/01/20 (a)	95,000	100,700
6.125%, 10/15/21	45,000	48,263
Time, Inc., 5.750%, 04/15/22 (a)	60,000	60,750

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.7% (continued)
T-Mobile USA, Inc.,
6.250%, 04/01/21	$5,000	$5,331
6.633%, 04/28/21	45,000	48,881
6.731%, 04/28/22	205,000	221,913
TransDigm, Inc.,
6.000%, 07/15/22 (a)	15,000	15,431
6.500%, 07/15/24 (a)	10,000	10,425
Trinidad Drilling, Ltd., 7.875%, 01/15/19 (a)	90,000	95,625
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 8.750%, 02/01/19	95,000	102,600
Triumph Group, Inc., 4.875%, 04/01/21	80,000	80,200
tw telecom holdings, Inc.,
5.375%, 10/01/22	55,000	60,363
6.375%, 09/01/23	20,000	22,800
UCI International, Inc., 8.625%, 02/15/19	110,000	105,050
United Rentals North America, Inc.,
7.375%, 05/15/20	50,000	55,500
7.625%, 04/15/22	25,000	28,188
8.250%, 02/01/21	195,000	217,913
United Surgical Partners International, Inc., 9.000%, 04/01/20	90,000	99,788
UPCB Finance III, Ltd., 6.625%, 07/01/20 (a)	150,000	160,500
UPCB Finance VI, Ltd., 6.875%, 01/15/22 (a)	150,000	164,625
Vail Resorts, Inc., 6.500%, 05/01/19	130,000	136,906
Valeant Pharmaceuticals International,
6.750%, 08/15/21 (a)	100,000	106,875
7.000%, 10/01/20 (a)	55,000	58,713
7.250%, 07/15/22 (a)	180,000	195,075
7.500%, 07/15/21 (a)	275,000	305,594
Videotron, Ltd., 5.000%, 07/15/22	20,000	20,650
Virgin Media Secured Finance PLC, 5.375%, 04/15/21 (a)	200,000	211,000
Vulcan Materials Co.,
7.000%, 06/15/18	10,000	11,563
7.500%, 06/15/21	65,000	77,269
Watco Cos LLC / Watco Finance Corp., 6.375%, 04/01/23 (a)	40,000	41,000
Whiting Petroleum Corp., 5.750%, 03/15/21	150,000	164,625
The William Carter Co., 5.250%, 08/15/21 (a)	15,000	15,712
Wind Acquisition Finance SA, 7.250%, 02/15/18 (a)	200,000	211,500
Windstream Corp.,
6.375%, 08/01/23	55,000	55,963
7.500%, 04/01/23	100,000	108,750
7.750%, 10/15/20	15,000	16,331
7.750%, 10/01/21	120,000	131,700

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.7% (continued)
WMG Acquisition Corp.,
5.625%, 04/15/22 (a)	$20,000	$20,175
6.000%, 01/15/21 (a)	31,000	32,163
Zayo Group LLC / Zayo Capital, Inc., 8.125%, 01/01/20	60,000	65,625
Total Industrials		32,099,810
Utilities - 1.2%
The AES Corp.,
3.229%, 06/01/19 (09/01/14)[4]	35,000	35,350
4.875%, 05/15/23	25,000	24,875
7.375%, 07/01/21	125,000	146,875
8.000%, 06/01/20	15,000	18,112
Calpine Corp., 7.500%, 02/15/21 (a)	97,000	105,366
NRG Energy, Inc.,
6.250%, 07/15/22 (a)	55,000	58,713
7.875%, 05/15/21	20,000	22,275
8.250%, 09/01/20	30,000	32,925
Total Utilities		444,491
Total Corporate Bonds and Notes (cost $33,380,542)		35,038,258
Short-Term Investments - 11.5%
Repurchase Agreements - 4.5%[2]
Cantor Fitzgerald Securities, dated 06/30/14, due 07/01/14, 0.130%, total to be received $727,260 (collaterized by various U.S. Government Agencies, 0.000% - 10.500%, 07/15/14 - 04/20/64, totaling $741,802)	727,257	727,257
Nomura Securities, Inc., dated 06/30/14, due 07/01/14, 0.110%, total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 07/01/14 - 07/15/56, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		1,727,257

	Shares
Other Investment Companies - 7.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	2,728,219	2,728,219
Total Short-Term Investments (cost 4,455,476)		4,455,476
Total Investments - 107.2% (cost $39,912,968)		41,589,864
Other Assets, less Liabilities - (7.2)%		(2,792,775)
Net Assets - 100.0%		$38,797,089

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond Fund

Fund Snapshots (unaudited)

June 30, 2014

PORTFOLIO BREAKDOWN

Sector	AMG GW&K Enhanced Core Bond Fund**
Industrials	44.0%
U.S. Government and Agency Obligations	32.0%
Financials	14.9%
Municipal Bonds	6.2%
Other Assets and Liabilities	2.9%

**	As a percentage of net assets

Rating	AMG GW&K Enhanced Core Bond Fund†
U.S. Government and Agency Obligations	32.9%
Aa	6.8%
A	7.8%
Baa	34.1%
Ba	14.0%
B	4.4%

†	As a percentage of market value of fixed income securities. Chart does not include equity securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
FNMA, 5.000%, 02/01/39*	5.9%
FNMA, 4.500%, 05/01/39*	4.7%
FHLMC Gold Pool, 5.000%, 10/01/36*	4.6%
FNMA, 6.000%, 06/01/36*	2.5%
FNMA, 5.500%, 05/01/25*	2.5%
FNMA, 6.000%, 10/01/39*	2.4%
United States Treasury Notes, 6.250%, 08/15/23	2.4%
FNMA, 5.500%, 08/01/37	2.2%
FHLMC Gold Pool, 5.000%, 08/01/37	2.2%
FNMA, 5.000%, 08/01/35	2.1%

Top Ten as a Group	31.5%

*	Top Ten Holding at December 31, 2013.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Principal Amount	Value
Corporate Bonds and Notes - 58.9%
Financials - 14.9%
American Tower Corp.,
5.050%, 09/01/20	$300,000	$334,727
7.250%, 05/15/19	1,120,000	1,356,447
Associates Corp. of North America, 6.950%, 11/01/18	725,000	866,655
Bank of America Corp., Series M, 8.125%, 12/29/49[5]	520,000	587,807
General Electric Capital Corp., Series GMTN, 6.000%, 08/07/19	650,000	770,819
The Goldman Sachs Group, Inc., 6.125%, 02/15/33	1,445,000	1,735,825
International Lease Finance Corp., 8.250%, 12/15/20[1]	550,000	680,625
JPMorgan Chase & Co., Series 1, 7.900%, 04/29/49[5]	1,145,000	1,285,262
Morgan Stanley, Series GMTN, 5.500%, 07/28/21	750,000	862,903
The PNC Financial Services Group, Inc., 6.750%, 07/29/49[5]	1,090,000	1,220,971
Wells Fargo & Co., Series K, 7.980%, 03/29/49[5]	1,115,000	1,273,887
Weyerhaeuser Co., 8.500%, 01/15/25	1,340,000	1,807,111
Total Financials		12,783,039
Industrials - 44.0%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22[1]	600,000	660,000
ArcelorMittal, 10.350%, 06/01/19 (b)	530,000	681,050
Boston Scientific Corp., 6.000%, 01/15/20	730,000	849,643
Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.625%, 01/15/22	600,000	648,000
CBS Corp., 8.875%, 05/15/19	630,000	817,575
CenturyLink, Inc., Series S, 6.450%, 06/15/21	605,000	659,450
CF Industries, Inc., 7.125%, 05/01/20	1,335,000	1,646,405
Chesapeake Energy Corp., 6.125%, 02/15/21	615,000	691,875
Cimarex Energy Co., 4.375%, 06/01/24	500,000	510,625
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	500,000	525,000
Comcast Corp., 7.050%, 03/15/33	660,000	892,080
CONSOL Energy, Inc., 5.875%, 04/15/22 (a)	500,000	525,000
CRH America, Inc., 8.125%, 07/15/18	685,000	842,867
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
5.000%, 03/01/21	500,000	558,959
5.200%, 03/15/20	1,000,000	1,127,912
Domtar Corp., 10.750%, 06/01/17	675,000	840,835
Energy Transfer Equity, L.P., 7.500%, 10/15/20	570,000	661,200
Ford Motor Co., 7.450%, 07/16/31	670,000	898,138
Frontier Communications Corp., 8.500%, 04/15/20	565,000	669,525
The Gap, Inc., 5.950%, 04/12/21	755,000	874,989
General Motors Co., 6.250%, 10/02/43 (a)	750,000	864,375
Georgia-Pacific LLC, 8.000%, 01/15/24	645,000	871,294

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 44.0% (continued)
Hornbeck Offshore Services, Inc., 5.875%, 04/01/20	$550,000	$572,000
Host Hotels & Resorts, L.P., 4.750%, 03/01/23	815,000	870,229
International Paper Co., 7.500%, 08/15/21	675,000	861,305
L-3 Communications Corp., 4.950%, 02/15/21	1,185,000	1,315,121
Lear Corp.,
4.750%, 01/15/23	600,000	600,000
5.375%, 03/15/24	350,000	361,375
Lubrizol Corp., 8.875%, 02/01/19	650,000	835,603
The Mosaic Co., 4.250%, 11/15/23	840,000	888,469
NuStar Logistics, L.P., 6.750%, 02/01/21	450,000	501,750
Offshore Group Investment, Ltd., 7.500%, 11/01/19	500,000	531,250
Owens Corning, 4.200%, 12/15/22	855,000	879,465
Peabody Energy Corp., 6.250%, 11/15/21[1]	850,000	851,062
Plains Exploration & Production Co., 6.750%, 02/01/22	765,000	873,056
QVC, Inc., 5.125%, 07/02/22	830,000	885,119
The Ryland Group, Inc., 6.625%, 05/01/20	650,000	708,500
Teck Resources, Ltd., 6.125%, 10/01/35	1,200,000	1,283,047
Teekay Corp., 8.500%, 01/15/20	550,000	638,000
Thompson Creek Metals Co., Inc., 9.750%, 12/01/17	525,000	597,187
Time, Inc., 5.750%, 04/15/22 (a)	750,000	759,375
T-Mobile USA, Inc., 6.633%, 04/28/21	250,000	271,562
United Continental Holdings, Inc., 6.375%, 06/01/18	550,000	595,375
Valero Energy Corp., 9.375%, 03/15/19	645,000	847,446
Verizon Communications, Inc., 5.150%, 09/15/23	780,000	874,514
Weatherford International, Ltd./Bermuda, 9.625%, 03/01/19	968,000	1,271,551
The Williams Cos, Inc., 8.750%, 03/15/32	1,360,000	1,777,589
Total Industrials		37,766,747
Total Corporate Bonds and Notes (cost $49,216,917)		50,549,786
Municipal Bonds - 6.2%
California State General Obligation, Build America Bonds, 7.550%, 04/01/39	1,000,000	1,504,320
Illinois State General Obligation, 5.365%, 03/01/17	1,150,000	1,261,700
JobsOhio Beverage System, Series B, 3.985%, 01/01/29	745,000	749,276
Metropolitan Transportation Authority NY Revenue, Build America Bonds, 6.668%, 11/15/39	685,000	909,194
New Jersey Economic Development Authority, 7.425%, 02/15/29 (National Insured)[8]	685,000	896,055
Total Municipal Bonds (cost $5,214,539)		5,320,545

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations - 32.0%
Federal Home Loan Mortgage Corporation - 6.8%
FHLMC Gold Pool, 5.000%, 06/01/26 to 10/01/36	$5,291,996	$5,817,088
Federal National Mortgage Association - 22.3%
FNMA,
4.500%, 05/01/39	3,669,014	4,010,374
5.000%, 08/01/35	1,639,135	1,824,047
5.500%, 05/01/25 to 02/01/39	8,114,752	9,058,646
6.000%, 06/01/36 to 10/01/39	3,761,092	4,249,842
Total Federal National Mortgage Association		19,142,909
U.S. Treasury Obligations - 2.9%
United States Treasury Notes,
3.500%, 05/15/20	350,000	382,772
6.250%, 08/15/23	1,576,000	2,079,581
Total U.S. Treasury Obligations		2,462,353
Total U.S. Government and Agency Obligations (cost $26,876,256)		27,422,350
Short-Term Investments - 3.0%
Repurchase Agreements - 1.5%[2]
Cantor Fitzgerald Securities, Inc., dated 06/30/14, due 07/01/14, 0.130%, total to be received $294,074 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/14 - 04/20/64,totaling $299,953)	294,072	294,072
Nomura Securities USA, Inc., dated 06/30/14, due 07/01/14, 0.110%, total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 07/01/14 - 07/15/56, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		1,294,072

	Shares
Other Investment Companies - 1.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	1,322,455	1,322,455
Total Short-Term Investments
(cost $2,616,527)		2,616,527
Total Investments - 100.1% (cost $83,924,239)		85,909,208
Other Assets, less Liabilities - (0.1)%		(81,594)
Net Assets - 100.0%		$85,827,614

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2014, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Chicago Equity Partners Balanced Fund	$50,537,352	$5,517,717	$(211,955)	$5,305,762
AMG Managers High Yield Fund	39,914,198	1,901,701	(226,035)	1,675,666
AMG GW&K Enhanced Core Bond Fund	83,925,158	2,241,027	(256,977)	1,984,050

*	Non-income producing security.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2014, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers High Yield Fund	$10,930,264	28.2%
AMG GW&K Enhanced Core Bond Fund	2,148,750	2.5%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Some or all of these shares were out on loan to various brokers as of June 30, 2014, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Chicago Equity Partners Balanced Fund	$702,317	1.3%
AMG Managers High Yield Fund	1,687,535	4.3%
AMG GW&K Enhanced Core Bond Fund	1,264,509	1.5%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the June 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Floating Rate Security: The rate listed is as of June 30, 2014. Date in parentheses represents the security’s next coupon rate reset.
[5]	Variable Rate Security: The rate listed is as of June 30, 2014, and is periodically reset subject to terms and conditions set forth in the debenture.
[6]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[7]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[8]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies at June 30, 2014, amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$896,055	1.0%

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of June 30, 2014: (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Chicago Equity Partners Balanced Fund
Investments in Securities
Common Stocks†	$36,158,359	—	—	$36,158,359
Corporate Bonds and Notes††	—	$1,625,721	—	1,625,721
U.S. Government and Agency Obligations††	—	17,039,902	—	17,039,902
Short-Term Investments
Repurchase Agreements	—	717,024	—	717,024
Other Investment Companies	302,108	—	—	302,108

Total Investments in Securities	$36,460,467	$19,382,647	—	$55,843,114

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers High Yield Fund
Investments in Securities
Bank Loan Obligations	—	$2,096,130	—	$2,096,130
Corporate Bonds and Notes††	—	35,038,258	—	35,038,258
Short-Term Investments
Repurchase Agreements	—	1,727,257	—	1,727,257
Other Investment Companies	$2,728,219	—	—	2,728,219

Total Investments in Securities	$2,728,219	$38,861,645	—	$41,589,864

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Enhanced Core Bond Fund
Investments in Securities
Corporate Bonds and Notes††	—	$50,549,786	—	$50,549,786
Municipal Bonds	—	5,320,545	—	5,320,545
U.S. Government and Agency Obligations††	—	27,422,350	—	27,422,350
Short-Term Investments
Repurchase Agreements	—	1,294,072	—	1,294,072
Other Investment Companies	$1,322,455	—	—	1,322,455

Total Investments in Securities	$1,322,455	$84,586,753	—	$85,909,208

†	All common stocks held in the Fund are level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes; U.S. government and agency obligations; held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes; U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

As of June 30, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

FHLMC:	Federal Home Loan Mortgage Corp.	GMTN:	Global Medium-Term Notes
FNMA:	Federal National Mortgage Association	MTN:	Medium-Term Notes

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2014

	AMG Chicago Equity Partners Balanced Fund	AMG Managers High Yield Fund	AMG GW&K Enhanced Core Bond Fund
Assets:
Investments at value* (including securities on loan valued at $702,317, $1,687,535, and $1,264,509, respectively)	$55,843,114	$41,589,864	$85,909,208
Receivable for investments sold	1,892,348	—	—
Dividends, interest and other receivables	138,074	667,372	1,071,143
Receivable for Fund shares sold	35,255	43,934	355,035
Prepaid expenses	30,757	22,878	37,238
Receivable from affiliate	14,631	15,572	18,839
Total assets	57,954,179	42,339,620	87,391,463
Liabilities:
Payable upon return of securities loaned	717,024	1,727,257	1,294,072
Payable for investments purchased	1,839,652	1,651,308	54,277
Payable for Fund shares repurchased	3,639	87,831	108,207
Accrued expenses:
Investment advisory and management fees	31,614	22,307	31,705
Administrative fees	9,033	6,373	14,091
Distribution fees - Investor Class	7,350	7,330	5,556
Distribution fees - Class C	n/a	n/a	15,255
Shareholder servicing fees - Service Class	610	n/a	134
Trustees fees and expenses	102	117	561
Other	35,692	40,008	39,991
Total liabilities	2,644,716	3,542,531	1,563,849

Net Assets	$55,309,463	$38,797,089	$85,827,614
Net Assets Represent:
Paid-in capital	$46,848,298	$39,410,976	$84,237,168
Undistributed net investment income	38,383	4,635	11,393
Accumulated net realized gain (loss) from investments and foreign currency transactions	3,024,927	(2,295,418)	(405,916)
Net unrealized appreciation of investments and foreign currency translations	5,397,855	1,676,896	1,984,969
Net Assets	$55,309,463	$38,797,089	$85,827,614
* Investments at cost	$50,445,259	$39,912,968	$83,924,239

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Chicago Equity Partners Balanced Fund	AMG Managers High Yield Fund	AMG GW&K Enhanced Core Bond Fund
Investor Class Shares:
Net Assets	$36,140,460	$35,704,989	$27,125,465
Shares outstanding	2,254,689	4,336,996	2,616,934
Net asset value, offering and redemption price per share	$16.03	$8.23	$10.37
Service Class Shares:
Net Assets	$7,277,989	n/a	$1,815,959
Shares outstanding	450,284	n/a	174,598
Net asset value, offering and redemption price per share	$16.16	n/a	$10.40
Class C Shares:
Net Assets	n/a	n/a	$18,371,392
Shares outstanding	n/a	n/a	1,775,238
Net asset value, offering and redemption price per share	n/a	n/a	$10.35
Institutional Class Shares:
Net Assets	$11,891,014	$3,092,100	$38,514,798
Shares outstanding	735,545	371,629	3,703,831
Net asset value, offering and redemption price per share	$16.17	$8.32	$10.40

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended June 30, 2014

	AMG Chicago Equity Partners Balanced Fund	AMG Managers High Yield Fund	AMG GW&K Enhanced Core Bond Fund
Investment Income:
Dividend income	$311,428 [1]	$601	$755
Interest income	188,378	1,160,091	1,680,475
Securities lending income	2,159	3,782	2,863
Foreign withholding tax	—	(242)	—
Total investment income	501,965	1,164,232	1,684,093
Expenses:
Investment advisory and management fees	186,362	129,528	208,747
Administrative fees	53,246	37,008	92,778
Distribution fees - Investor Class	43,529	42,461	33,816
Distribution fees - Class C	n/a	n/a	97,487
Shareholder servicing fees - Service Class	3,555	n/a	774
Registration fees	17,883	14,285	22,593
Professional fees	17,232	25,895	23,520
Custodian	12,936	28,009	8,614
Reports to shareholders	6,083	6,938	13,477
Transfer agent	3,808	3,725	5,274
Trustees fees and expenses	1,078	747	2,267
Miscellaneous	1,378	1,040	2,221
Total expenses before offsets	347,090	289,636	511,568
Expense reimbursements	(76,372)	(80,639)	(105,786)
Expense reductions	(1,849)	—	—
Net expenses	268,869	208,997	405,782

Net investment income	233,096	955,235	1,278,311
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	2,378,437	272,450	(24,419)
Net change in unrealized appreciation (depreciation) of investments	763,291	340,558	4,016,454
Net realized and unrealized gain	3,141,728	613,008	3,992,035

Net increase in net assets resulting from operations	$3,374,824	$1,568,243	$5,270,346

[1]	Includes non-recurring dividends of $18,075.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2014 (unaudited) and the year ended December 31, 2013

	AMG Chicago Equity Partners Balanced Fund		AMG Managers High Yield Fund		AMG GW&K Enhanced Core Bond Fund
	June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013
Increase (Decrease) in Net Assets From Operations:
Net investment income	$233,096	$286,474	$955,235	$1,973,826	$1,278,311	$2,765,332
Net realized gain (loss) on investments	2,378,437	3,326,313	272,450	652,164	(24,419)	(381,497)
Net change in unrealized appreciation (depreciation) of investments	763,291	2,891,892	340,558	(514,120)	4,016,454	(2,241,302)
Net increase in net assets resulting from operations	3,374,824	6,504,679	1,568,243	2,111,870	5,270,346	142,533
Distributions to Shareholders:
From net investment income:
Investor Class	(124,294)	(167,010)	(873,747)	(1,812,211)	(381,150)	(871,265)
Service Class	(31,441)	(8,752)	n/a	n/a	(23,551)	(35,602)
Class C	n/a	n/a	n/a	n/a	(207,961)	(431,792)[2]
Institutional Class	(54,675)	(85,363)	(83,262)	(159,039)	(705,697)	(1,669,013)
From net realized gain on investments:
Investor Class	—	(2,826,451)	—	—	—	(3,162,412)
Service Class	—	(134,245)	n/a	n/a	—	(150,429)
Class C	n/a	n/a	n/a	n/a	—	(2,099,367)[2]
Institutional Class	—	(940,368)	—	—	—	(5,438,306)
Total distributions to shareholders	(210,410)	(4,162,189)	(957,009)	(1,971,250)	(1,318,359)	(13,858,186)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	6,290,398	7,853,945	3,669,237	1,020,739	(31,670,905)	(13,118,777)
Total increase (decrease) in net assets	9,454,812	10,196,435	4,280,471	1,161,359	(27,718,918)	(26,834,430)
Net Assets:
Beginning of period	45,854,651	35,658,216	34,516,618	33,355,259	113,546,532	140,380,962
End of period	$55,309,463	$45,854,651	$38,797,089	$34,516,618	$85,827,614	$113,546,532
End of period undistributed net investment income	$38,383	$15,697	$4,635	$6,409	$11,393	$51,441

[1]	See Note 1(g) of the Notes to Financial Statements.
[2]	The amounts disclosed above were incurred prior to the closing of C shares and/or the conversion to Investor shares.

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2014 (Unaudited)
		For the year ended December 31,
Investor Class		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$15.13	$14.19	$13.70	$13.49	$12.33	$10.45
Income from Investment Operations:
Net investment income	0.06 [3,15]	0.10 [3,4]	0.18 [3]	0.18 [3]	0.20	0.22
Net realized and unrealized gain on investments	0.89 [3]	2.33 [3]	1.16 [3]	0.69 [3]	1.16	1.87
Total from investment operations	0.95	2.43	1.34	0.87	1.36	2.09
Less Distributions to Shareholders from:
Net investment income	(0.05)	(0.09)	(0.17)	(0.18)	(0.20)	(0.21)
Net realized gain on investments	—	(1.40)	(0.68)	(0.48)	—	—
Total distributions to shareholders	(0.05)	(1.49)	(0.85)	(0.66)	(0.20)	(0.21)
Net Asset Value, End of Period	$16.03	$15.13	$14.19	$13.70	$13.49	$12.33
Total Return[1]	6.32%[13]	17.14%	9.86%	6.45%	11.14%	20.06%
Ratio of net expenses to average net assets (with offsets/reductions)	1.08%[14]	1.10%[5]	1.17%[6,7]	1.24%	1.22%	1.23%
Ratio of expenses to average net assets (with offsets)	1.09%[14]	1.11%[5]	1.18%[6]	1.25%	1.25%	1.25%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.38%[14]	1.55%[5]	1.52%[6]	1.70%	1.80%	1.76%
Ratio of net investment income to average net assets[1]	0.80%[14]	0.62%[5]	1.21%[6]	1.27%	1.56%	1.77%
Portfolio turnover	46%	90%	110%	94%	97%	114%
Net assets at end of period (000’s omitted)	$36,140	$33,151	$26,047	$17,519	$7,605	$6,933

Service Class	For the six months ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013	For the period ended December 1, 2012 through December 31, 2012**
Net Asset Value, Beginning of Period	$15.26	$14.30	$15.11
Income from Investment Operations:
Net investment income[3]	0.07 [15]	0.13 [4]	0.02
Net realized and unrealized gain (loss) on investments[3]	0.90	2.36	(0.08)
Total from investment operations	0.97	2.49	(0.06)
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.12)	(0.06)
Net realized gain on investments	—	(1.41)	(0.69)
Total distributions to shareholders	(0.07)	(1.53)	(0.75)
Net Asset Value, End of Period	$16.16	$15.26	$14.30
Total Return[1]	6.34%[13]	17.45%[8]	(0.36)%[8,13]
Ratio of net expenses to average net assets (with offsets/reductions)	0.93%[14]	0.92%[5]	0.82%[6,7,14]
Ratio of expenses to average net assets (with offsets)	0.94%[14]	0.93%[5]	0.83%[6,14]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.23%[14]	1.39%[5]	1.62%[6,14]
Ratio of net investment income to average net assets[1]	0.96%[14]	0.83%[5]	1.90%[6,14]
Portfolio turnover	46%	90%	110%
Net assets at end of period (000’s omitted)	$7,278	$1,581	$9

AMG Chicago Equity Partners Balanced Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2014 (Unaudited)
		For the year ended December 31,
Institutional Class		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$15.26	$14.31	$13.82	$13.60	$12.43	$10.54
Income from Investment Operations:
Net investment income	0.08 [3,15]	0.14 [3,4]	0.21 [3]	0.21 [3]	0.24	0.23
Net realized and unrealized gain on investments	0.90 [3]	2.35 [3]	1.18 [3]	0.71 [3]	1.17	1.90
Total from investment operations	0.98	2.49	1.39	0.92	1.41	2.13
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.13)	(0.21)	(0.22)	(0.24)	(0.24)
Net realized gain on investments	—	(1.41)	(0.69)	(0.48)	—	—
Total distributions to shareholders	(0.07)	(1.54)	(0.90)	(0.70)	(0.24)	(0.24)
Net Asset Value, End of Period	$16.17	$15.26	$14.31	$13.82	$13.60	$12.43
Total Return[1]	6.46%[13]	17.45%	10.09%	6.77%	11.42%	20.44%
Ratio of net expenses to average net assets (with offsets/reductions)	0.83%[14]	0.85%[5]	0.92%[6,7]	0.99%	0.97%	0.98%
Ratio of expenses to average net assets (with offsets)	0.84%[14]	0.86%[5]	0.93%[6]	1.00%	1.00%	1.00%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.13%[14]	1.30%[5]	1.27%[6]	1.45%	1.55%	1.51%
Ratio of net investment income to average net assets[1]	1.05%[14]	0.88%[5]	1.46%[6]	1.52%	1.81%	2.03%
Portfolio turnover	46%	90%	110%	94%	97%	114%
Net assets at end of period (000’s omitted)	$11,891	$11,122	$9,601	$8,885	$7,863	$7,164

AMG Managers High Yield Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2014 (Unaudited)
		For the year ended December 31,
Investor Class		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$8.09	$8.07	$7.51	$7.74	$7.35	$5.25
Income from Investment Operations:
Net investment income	0.21 [3]	0.47 [3]	0.54 [3]	0.56 [3]	0.61	0.60
Net realized and unrealized gain (loss) on investments	0.14 [3]	0.02 [3]	0.56 [3]	(0.22)[3]	0.39	2.10
Total from investment operations	0.35	0.49	1.10	0.34	1.00	2.70
Less Distributions to Shareholders from:
Net investment income	(0.21)	(0.47)	(0.54)	(0.57)	(0.61)	(0.60)
Net Asset Value, End of Period	$8.23	$8.09	$8.07	$7.51	$7.74	$7.35
Total Return[1]	4.35%[13]	6.21%[8]	15.12%[8]	4.54%	14.20%	53.97%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	1.15%[14]	1.17%[9]	1.15%[10]	1.15%	1.15%	1.15%
Ratio of expenses to average net assets (with offsets)	1.15%[14]	1.17%[9]	1.15%[10]	1.15%	1.15%	1.15%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.59%[14]	1.70%[9]	1.73%[10]	1.69%	1.78%	1.68%
Ratio of net investment income to average net assets[1]	5.14%[14]	5.76%[9]	6.87%[10]	7.35%	8.06%	9.33%
Portfolio turnover	21%	39%	48%	48%	60%	56%
Net assets at end of period (000’s omitted)	$35,705	$31,751	$30,817	$23,957	$21,729	$28,450

	For the six months ended June 30, 2014 (Unaudited)
		For the year ended December 31,
Institutional Class		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$8.18	$8.16	$7.59	$7.82	$7.42	$5.29
Income from Investment Operations:
Net investment income	0.22 [3]	0.49 [3]	0.56 [3]	0.59 [3]	0.63	0.64
Net realized and unrealized gain (loss) on investments	0.14 [3]	0.02 [3]	0.58 [3]	(0.22)[3]	0.40	2.11
Total from investment operations	0.36	0.51	1.14	0.37	1.03	2.75
Less Distributions to Shareholders from:
Net investment income	(0.22)	(0.49)	(0.57)	(0.60)	(0.63)	(0.62)
Net Asset Value, End of Period	$8.32	$8.18	$8.16	$7.59	$7.82	$7.42
Total Return[1]	4.46%[13]	6.47%	15.46%	4.83%	14.58%[8]	54.64%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	0.90%[14]	0.92%[9]	0.90%[10]	0.90%	0.90%	0.90%
Ratio of expenses to average net assets (with offsets)	0.90%[14]	0.92%[9]	0.90%[10]	0.90%	0.90%	0.90%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.34%[14]	1.45%[9]	1.48%[10]	1.44%	1.53%	1.42%
Ratio of net investment income to average net assets[1]	5.39%[14]	6.01%[9]	7.12%[10]	7.60%	8.26%	9.68%
Portfolio turnover	21%	39%	48%	48%	60%	56%
Net assets at end of period (000’s omitted)	$3,092	$2,765	$2,538	$5,247	$4,718	$3,658

AMG GW&K Enhanced Core Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2014 (Unaudited)
		For the year ended December 31,
Investor Class		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.96	$11.24	$10.81	$11.00	$10.43	$8.93
Income from Investment Operations:
Net investment income	0.14 [3]	0.24 [3]	0.44 [3]	0.46 [3]	0.47	0.52
Net realized and unrealized gain (loss) on investments	0.42 [3]	(0.21)[3]	0.58 [3]	0.03 [3]	0.56	1.49
Total from investment operations	0.56	0.03	1.02	0.49	1.03	2.01
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.26)	(0.48)	(0.51)	(0.46)	(0.49)
Net realized gain on investments	—	(1.05)	(0.11)	(0.17)	—	(0.02)
Total distributions to shareholders	(0.15)	(1.31)	(0.59)	(0.68)	(0.46)	(0.51)
Net Asset Value, End of Period	$10.37	$9.96	$11.24	$10.81	$11.00	$10.43
Total Return[1]	5.62%[13]	0.29%	9.53%	4.53%	10.04%	23.14%
Ratio of net expenses to average net assets (with offsets/reductions)	0.84%[14]	0.86%[11]	0.84%[12]	0.84%	0.84%	0.84%
Ratio of expenses to average net assets (with offsets)	0.84%[14]	0.86%[11]	0.84%[12]	0.84%	0.84%	0.84%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.07%[14]	1.08%[11]	1.04%[12]	1.05%	1.07%	1.08%
Ratio of net investment income to average net assets[1]	2.80%[14]	2.14%[11]	3.92%[12]	4.18%	4.13%	5.30%
Portfolio turnover	9%	43%	110%	28%	23%	42%
Net assets at end of period (000’s omitted)	$27,125	$32,009	$41,772	$35,647	$38,655	$40,625

Service Class	For the six months ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013	For the period ended December 1, 2012 through December 31, 2012**
Net Asset Value, Beginning of Period	$9.99	$11.28	$11.41
Income from Investment Operations:
Net investment income[3]	0.15	0.26	0.02
Net realized and unrealized gain (loss) on investments[3]	0.42	(0.22)	0.01
Total from investment operations	0.57	0.04	0.03
Less Distributions to Shareholders from:
Net investment income	(0.16)	(0.28)	(0.05)
Net realized gain on investments	—	(1.05)	(0.11)
Total distributions to shareholders	(0.16)	(1.33)	(0.16)
Net Asset Value, End of Period	$10.40	$9.99	$11.28
Total Return[1]	5.69%[13]	0.41%	0.26%[13]
Ratio of net expenses to average net assets (with offsets/reductions)	0.69%[14]	0.69%[11]	0.64%[12,14]
Ratio of expenses to average net assets (with offsets)	0.69%[14]	0.69%[11]	0.64%[12,14]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	0.92%[14]	0.91%[11]	0.90%[12,14]
Ratio of net investment income to average net assets[1]	2.92%[14]	2.31%[11]	2.07%[12,14]
Portfolio turnover	9%	43%	110%
Net assets at end of period (000’s omitted)	$1,816	$1,563	$10

AMG GW&K Enhanced Core Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2014 (Unaudited)
		For the year ended December 31,
Class C		2013	2012††	2011	2010	2009
Net Asset Value, Beginning of Period	$9.94	$11.22	$10.79	$10.98	$10.41	$8.92
Income from Investment Operations:
Net investment income	0.10 [3]	0.15 [3]	0.36 [3]	0.38 [3]	0.39	0.44
Net realized and unrealized gain (loss) on investments	0.42 [3]	(0.20)[3]	0.57 [3]	0.02 [3]	0.56	1.49
Total from investment operations	0.52	(0.05)	0.93	0.40	0.95	1.93
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.18)	(0.39)	(0.42)	(0.38)	(0.42)
Net realized gain on investments	—	(1.05)	(0.11)	(0.17)	—	(0.02)
Total distributions to shareholders	(0.11)	(1.23)	(0.50)	(0.59)	(0.38)	(0.44)
Net Asset Value, End of Period	$10.35	$9.94	$11.22	$10.79	$10.98	$10.41
Total Return[1]	5.24%[13]	(0.50)%[8]	8.72%[8]	3.73%	9.22%	22.13%
Ratio of net expenses to average net assets (with offsets/reductions)	1.59%[14]	1.61%[11]	1.59%[12]	1.59%	1.59%	1.59%
Ratio of expenses to average net assets (with offsets)	1.59%[14]	1.61%[11]	1.59%[12]	1.59%	1.59%	1.59%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.82%[14]	1.83%[11]	1.79%[12]	1.80%	1.82%	1.83%
Ratio of net investment income to average net assets[1]	2.04%[14]	1.38%[11]	3.18%[12]	3.42%	3.39%	4.53%
Portfolio turnover	9%	43%	110%	28%	23%	42%
Net assets at end of period (000’s omitted)	$18,371	$20,793	$33,026	$33,615	$45,363	$57,658

	For the six months ended June 30, 2014 (Unaudited)
		For the year ended December 31,
Institutional Class		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.99	$11.28	$10.84	$11.03	$10.46	$8.96
Income from Investment Operations:
Net investment income	0.15 [3]	0.27 [3]	0.47 [3]	0.49 [3]	0.49	0.55
Net realized and unrealized gain (loss) on investments	0.42 [3]	(0.22)[3]	0.58 [3]	0.02 [3]	0.57	1.48
Total from investment operations	0.57	0.05	1.05	0.51	1.06	2.03
Less Distributions to Shareholders from:
Net investment income	(0.16)	(0.29)	(0.50)	(0.53)	(0.49)	(0.51)
Net realized gain on investments	—	(1.05)	(0.11)	(0.17)	—	(0.02)
Total distributions to shareholders	(0.16)	(1.34)	(0.61)	(0.70)	(0.49)	(0.53)
Net Asset Value, End of Period	$10.40	$9.99	$11.28	$10.84	$11.03	$10.46
Total Return[1]	5.75%[13]	0.46%	9.89%	4.79%	10.29%	23.39%
Ratio of net expenses to average net assets (with offsets/reductions)	0.59%[14]	0.61%[11]	0.59%[12]	0.59%	0.59%	0.59%
Ratio of expenses to average net assets (with offsets)	0.59%[14]	0.61%[11]	0.59%[12]	0.59%	0.59%	0.59%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	0.82%[14]	0.83%[11]	0.79%[12]	0.80%	0.82%	0.83%
Ratio of net investment income to average net assets[1]	3.03%[14]	2.39%[11]	4.21%[12]	4.41%	4.34%	5.55%
Portfolio turnover	9%	43%	110%	28%	23%	42%
Net assets at end of period (000’s omitted)	$38,515	$59,182	$65,573	$64,573	$61,748	$34,723

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

**	Commenced operations on December 1, 2012
††	Effective December 1, 2012, Class C shares were closed to all new investors.
[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[3]	Per share numbers have been calculated using average shares.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09, $0.12, and $0.13 for AMG Chicago Equity Partners Balanced Fund’s Investor Class, Service Class, and Institutional Class shares, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.019%, 0.014% and 0.019% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.005%, 0.005% and 0.004% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[7]	Effective July 1, 2012, the Fund’s expense cap was reduced to 0.84% from 1.00%. The expense ratio shown reflects the weighted average expense ratio for the full year ended December 31, 2012.
[8]	The total return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[9]	Includes non-routine extraordinary expenses amounting to 0.020% and 0.021% of average net assets for the Investor Class and Institutional Class, respectively.
[10]	Includes non-routine extraordinary expenses amounting to 0.005% and 0.004% of average net assets for the Investor Class and Institutional Class, respectively.
[11]	Includes non-routine extraordinary expenses amounting to 0.021%, 0.016%, 0.021% and 0.020% of average net assets for the Investor Class, Service Class, Class C and Institutional Class, respectively.
[12]	Includes non-routine extraordinary expenses amounting to 0.004%, 0.005%, 0.004% and 0.004% of average net assets for the Investor Class, Service Class, Class C and Institutional Class, respectively.
[13]	Not annualized.
[14]	Annualized.
[15]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.06, $0.07, and $0.08 for AMG Chicago Equity Partners Balanced Fund’s Investor Class, Service Class, and Institutional Class shares, respectively.

Notes to Financial Statements (unaudited)

June 30, 2014

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds II (formerly Managers Trust II) (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different Funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Chicago Equity Partners Balanced Fund (“Balanced”) (formerly Managers AMG Chicago Equity Partners Balanced Fund), AMG Managers High Yield Fund (“High Yield”) (formerly Managers High Yield Fund) and AMG GW&K Enhanced Core Bond Fund (“Enhanced Core Bond”) (formerly Managers AMG GW&K Fixed Income Fund), each a “Fund” and collectively the “Funds.” High Yield will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 90 days of the purchase of those shares. For the six months ended June 30, 2014, High Yield had redemption fees amounting to $2,037.

Effective December 1, 2012, Class C shares of Enhanced Core Bond were closed to all new investors and will no longer be available for purchase by existing shareholders, including purchase by exchange, except for purchases made by automatic reinvestment of dividends and capital gains pursuant to the Fund’s automatic reinvestment plan. Shareholders who redeem Class C shares of the Fund will continue to be subject to the deferred sales charges described in the Prospectus.

Balanced and Enhanced Core Bond each offer three classes of shares: Investor, Service and Institutional Class. High Yield has two classes of shares: Investor and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt obligations (other than short term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective

Notes to Financial Statements (continued)

principal markets. Under certain circumstances, on behalf of a fund that invests primarily in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests primarily in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income from return of capital including real estate investment trusts (REITs) are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Balanced had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended June 30, 2014, the amount by which the Fund’s expenses were reduced and the impact on the expense ratios, if any, was $1,849 or 0.01%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2014, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2014, overdraft fees for Balanced, High Yield and Enhanced Core Bond equaled $0, $0 and $15, respectively.

The Trust held a shareholder meeting at which shareholders approved a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement and shareholder meeting are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net

Notes to Financial Statements (continued)

investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The most common differences are due to differing treatments for losses deferred due to excise tax regulations, wash sales, REITS and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2013 and all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2014, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires December 31,
Fund	Short-Term	Long-Term
Balanced
(Post-Enactment)	—	—	—

High Yield
(Pre-Enactment)	$2,566,638	—	2017

Enhanced Core Bond
(Post-Enactment)	$296,482	—	Unlimited

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended June 30, 2014 (unaudited) and the year ended December 31, 2013, the capital stock transactions by class for Balanced, High Yield and Enhanced Core Bond were:

	Balanced				High Yield
	2014		2013		2014		2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	327,537	$5,024,436	862,843	$13,221,782	724,715	$5,930,395	1,119,812	$9,011,674
Reinvestment of distributions	6,002	94,306	151,722	2,293,355	94,611	774,413	188,996	1,525,171
Cost of shares repurchased	(270,193)	(4,175,879)	(659,229)	(10,107,175)	(404,715)	(3,313,441)	(1,203,338)	(9,731,843)

Net increase	63,346	$942,863	355,336	$5,407,962	414,611	$3,391,367	105,470	$805,002

Notes to Financial Statements (continued)

	Balanced				High Yield
	2014		2013		2014		2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Service Class:
Proceeds from sale of shares	424,986	$6,488,113	139,347	$2,145,144	n/a	n/a	n/a	n/a
Reinvestment of distributions	1,640	25,924	2,844	43,379	n/a	n/a	n/a	n/a
Cost of shares repurchased	(79,962)	(1,269,717)	(39,268)	(602,180)	n/a	n/a	n/a	n/a

Net increase	346,664	$5,244,320	102,923	$1,586,343	n/a	n/a	n/a	n/a

Institutional Class:
Proceeds from sale of shares	50,562	$788,096	133,480	$2,051,173	75,076	$621,402	83,390	$681,130
Reinvestment of distributions	3,412	54,038	66,455	1,013,186	9,225	76,293	17,401	141,883
Cost of shares repurchased	(47,430)	(738,919)	(141,969)	(2,204,719)	(50,650)	(419,825)	(73,870)	(607,276)

Net increase	6,544	$103,215	57,966	$859,640	33,651	$277,870	26,921	$215,737

	Enhanced Core Bond
	2014		2013
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	535,015	$5,484,617	976,849	$10,764,860
Reinvestment of distributions	23,666	241,316	281,916	2,854,535
Cost of shares repurchased	(1,156,636)	(11,739,631)	(1,759,013)	(19,409,076)

Net decrease	(597,955)	$(6,013,698)	(500,248)	$(5,789,681)

Service Class:
Proceeds from sale of shares	34,304	$354,563	199,754	$2,248,555
Reinvestment of distributions	1,368	14,011	10,089	102,030
Cost of shares repurchased	(17,457)	(177,876)	(54,349)	(600,286)

Net increase	18,215	$190,698	155,494	$1,750,299

Class C:
Proceeds from sale of shares	3,821	$38,926	46,320	$467,259
Reinvestment of distributions	14,128	143,917	174,351	1,758,814
Cost of shares repurchased	(334,295)	(3,402,543)	(1,071,521)	(11,716,267)

Net decrease	(316,346)	$(3,219,700)	(850,850)	$(9,490,194)

Institutional Class:
Proceeds from sale of shares	566,637	$5,805,118	2,594,935	$28,487,585
Reinvestment of distributions	66,571	680,569	656,806	6,694,001
Cost of shares repurchased	(2,853,623)	(29,113,892)	(3,141,725)	(34,770,787)

Net increase (decrease)	(2,220,415)	$(22,628,205)	110,016	$410,799

At June 30, 2014, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Balanced – five collectively own 68%; High Yield – one collectively owns 46%; Enhanced Core Bond – three collectively own 56%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to

Notes to Financial Statements (continued)

the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2014, the market value of repurchase agreements outstanding for Balanced, High Yield and Enhanced Core Bond was $717,024, $1,727,257 and $1,294,072, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Funds would pay such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager. Balanced is managed by Chicago Equity Partners, LLC (“CEP”). Enhanced Core Bond is managed by Gannett Welsh & Kotler, LLC (“GW&K”). AMG indirectly owns a majority interest in CEP and GW&K.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2014, the Funds’ investment management fee were paid at the following annual rate of each Fund’s respective average daily net assets:

Balanced	0.70%
High Yield	0.70%
Enhanced Core Bond	0.45%

The Investment Manager has contractually agreed, through at least May 1, 2015, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Balanced, High Yield and Enhanced Core Bond to 0.84%, 0.90% and 0.59%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause that Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount. For the six months ended June 30, 2014, each Fund’s components of reimbursement available are detailed in the following chart:

	Balanced	High Yield	Enhanced Core Bond
Reimbursement Available - 12/31/13	$402,345	$516,472	$861,647
Additional Reimbursements	76,372	80,639	105,786
Expired Reimbursements	(49,882)	(79,163)	(148,078)

Reimbursement Available - 6/30/14	$428,835	$517,948	$819,355

Each Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. The Funds pay a fee to the Administrator at the rate of 0.20% per annum of each Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $35,000 per year. The Chairman of the Audit Committee receives an additional payment of $15,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds in the Trusts for which the Investment Manager serves as the advisor based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the AMG Funds family of mutual funds (“AMG Funds family”).

Notes to Financial Statements (continued)

Prior to January 1, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

The Funds are distributed by AMG Distributors, Inc. (formerly Managers Distributors, Inc.) (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class and Class C shares in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares and 1.00% annually of each Fund’s average daily net assets attributable to Class C shares.

For the Balanced and Enhanced Core Bond Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees.”) Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2014, were as follows:

Fund	Maximum Amount Allowed	Actual Amount Incurred
Balanced
Service Class	0.10%	0.10%
Enhanced Core Bond
Service Class	0.10%	0.10%

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2014, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Enhanced Core Bond lent $1,019,303, for five days earning interest of $86 and High Yield lent varying amounts not exceeding $1,442,962 for five days earning interest of $91. The interest amount is included in the Statement of Operations as interest income. For the six months ended June 30, 2014, Balanced neither borrowed from nor lent to other Funds in the AMG Funds family. At June 30, 2014, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2014, were as follows:

	Long-Term Securities (excluding U.S. Government Obligations)		U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
Balanced	$22,308,654	$18,348,447	$8,495,331	$6,517,599
High Yield	11,057,392	7,236,045	n/a	n/a
Enhanced Core Bond	9,205,915	40,667,410	n/a	n/a

4. PORTFOLIO SECURITIES LOANED

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral received on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

Notes to Financial Statements (continued)

At June 30, 2014, the value of the securities loaned and cash collateral received, were as follows.

Fund	Securites Loaned	Cash Collateral Received
Balanced	$702,317	$717,024
High Yield	1,687,535	1,727,257
Enhanced Core Bond	1,264,509	1,294,072

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds have had no prior claims or losses and expect the risks of loss to be remote.

6. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

7. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. The following table is a summary of the Funds’ open repurchase agreements that are subject to a master netting agreement as of June 30, 2014:

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund		Financial Instruments	Cash Collateral Received	Net Amount
Balanced
Cantor Fitzgerald Securities	$717,024	$717,024	—	—

High Yield
Cantor Fitzgerald Securities	$727,257	$727,257	—	—
Nomura Securities, Inc.	1,000,000	1,000,000	—	—

Total	$1,727,257	$1,727,257	—	—

Enhanced Core Bond
Cantor Fitzgerald Securities	$294,072	$294,072	—	—
Nomura Securities, Inc.	1,000,000	1,000,000	—	—

Total	$1,294,072	$1,294,072	—	—

8. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Chicago Equity Partners Balanced Fund (formerly Managers AMG Chicago Equity Partners Balanced Fund), AMG GW&K Enhanced Core Bond Fund (formerly Managers AMG GW&K Fixed Income Fund) and AMG Managers High Yield Fund (formerly Managers High Yield Fund): Approval of Investment Management and Subadvisory Agreements on June 19-20, 2014.

At an in-person meeting held on June 19-20, 2014, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of AMG Chicago Equity Partners Balanced Fund (formerly Managers AMG Chicago Equity Partners Balanced Fund), AMG GW&K Enhanced Core Bond Fund (formerly Managers AMG GW&K Fixed Income Fund) and AMG Managers High Yield Fund (formerly Managers High Yield Fund) (each a “Fund”) and the Subadvisory Agreement for each Fund’s Subadvisor. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to each Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 19-20, 2014, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of the Investment Manager’s duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising each Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by each Subadvisor of its obligations to a Fund, including without limitation a review of each Subadvisor’s investment performance in respect of a Fund; prepares and presents periodic reports to the Board regarding the investment performance of each Subadvisor and other information regarding each Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of each

Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of each Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of each Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of each Subadvisory Agreement; prepares recommendations with respect to the continued retention of any Subadvisor or the replacement of any Subadvisor; identifies potential successors to or replacements of any Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. With respect to AMG Chicago Equity Partners Balanced Fund and AMG GW&K Enhanced Core Bond Fund, the Trustees noted the affiliation of each Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

For each Fund, the Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at each Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered each Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered each Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as each Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring each Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

ADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted any payments that were made from Chicago Equity Partners, LLC (“CEP”) and Gannett Welsh & Kotler, LLC (“GW&K”) to the Investment Manager. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for the Funds.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds family, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for all of the Funds from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the

Investment Management Agreement and supervising each Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the fee payable by the Investment Manager to J.P. Morgan Investment Management Inc. (“JPMorgan”), the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with JPMorgan. In addition, the Trustees considered other potential benefits of the subadvisory relationship to JPMorgan, including, among others, the indirect benefits that JPMorgan may receive from its relationship with the Fund, including any so-called “fallout benefits” to JPMorgan, such as reputational value derived from JPMorgan serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by JPMorgan and the profitability to JPMorgan of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by JPMorgan to be a material factor in their deliberations at this time.

In considering the reasonableness of the fees payable by the Investment Manager to each of CEP and GW&K, the Trustees noted that each of CEP and GW&K is an affiliate of the Investment Manager and reviewed information regarding the cost to CEP and GW&K, respectively, of providing

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

subadvisory services to a Fund and the resulting profitability from such relationship and noted that, because each of CEP and GW&K is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current subadvisory fee structure, and the services each of CEP and GW&K provides in performing its functions under the applicable Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to each of CEP and GW&K is reasonable and that neither CEP nor GW&K is realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund, the Investment Manager and each Subadvisor.

AMG Chicago Equity Partners Balanced Fund

FUND PERFORMANCE.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Investor Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2014 was above the median performance of the Peer Group and above, below, below and above, respectively, the performance of the Fund Benchmark, a Composite Index (60% Russell 1000® Index and 40% Barclays U.S. Aggregate Bond Index).

The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance. The Trustees noted that the Fund’s longer-term performance results ranked strongly relative to its Peer Group. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY FEES.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were higher and lower, respectively, than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.84%. The Trustees also noted that the Investment Manager previously reduced the Fund’s expense limitation in 2012. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds, and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

AMG GW&K Enhanced Core Bond Fund

FUND PERFORMANCE.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2014 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Barclays U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s more recent performance, including the fact that the Fund ranked in the top quintile relative to its Peer Group for the 1-year period. The Trustees concluded that the Fund’s performance has been satisfactory.

ADVISORY FEES.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Trustees also took into account management’s discussion of the Fund’s expenses, including relative to comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers High Yield Fund

FUND PERFORMANCE.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Investor Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2014 was below, above, above and at, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Barclays U.S. Corporate High Yield Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance. The Trustees also noted that the Fund performed well relative to the Peer Group for the 3-year and 5-year periods and noted that the Fund’s performance for the 10-year period was impacted by underperformance in 2008. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

ADVISORY FEES.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees also took into account management’s discussion of the Fund’s expenses, including

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

relative to comparably sized funds, and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreement; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 19-20, 2014, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement for each Fund and the Subadvisory Agreement for each Fund.

INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge,upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

(formerly Managers AMG FQ Global Essentials)

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

(formerly GW&K Small Cap Equity)

Gannett Welsh & Kotler, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

(formerly Systematic Value)

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

(formerly Managers AMG TSCM Growth Equity)

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

(formerly Managers AMG GW&K Fixed Income)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

Gannett Welsh & Kotler, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

(formerly Managers Micro-Cap)

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

(formerly Skyline Special Equities Portfolio)

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Total Return Bond

(formerly Managers PIMCO Bond)

Pacific Investment Management Co. LLC

SAR009-0614	| www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds II

June 30, 2014

AMG Managers Short Duration Government Fund: MGSDX

AMG Managers Intermediate Duration Government Fund: MGIDX

www.amgfunds.com |	SAR070-0614

AMG Funds

Semi-Annual Report—June 30, 2014 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Managers Short Duration Government Fund	4
AMG Managers Intermediate Duration Government Fund	13

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	18

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	22
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	23
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	24
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	25
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	27
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	33

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2014	Expense Ratio for the Period	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During the Period*
AMG Managers Short Duration Government Fund
Based on Actual Fund Return	0.78%	$1,000	$1,005	$3.88
Hypothetical (5% return before expenses)	0.78%	$1,000	$1,021	$3.91
AMG Managers Intermediate Duration Government Fund
Based on Actual Fund Return	0.89%	$1,000	$1,046	$4.51
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.46
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (181), then divided by 365.

2

Fund Performance (unaudited)

Periods ended June 30, 2014

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2014.

Average Annual Total Returns[1,6]	Six Months*	One Year	Five Years	Ten Years
AMG Managers Short Duration Government Fund[2,3,4,5,6]	0.52%	1.07%	1.43%	2.39%
BofA Merrill Lynch 6-Month Treasury Bill Index[7]	0.06%	0.15%	0.26%	1.93%
AMG Managers Intermediate Duration Government Fund[2,3,4,5,6]	4.62%	5.66%	5.21%	4.88%
Citigroup Mortgage Index[8]	4.06%	4.59%	3.97%	5.00%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA.

*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2014. All returns are in U.S. dollars ($).
[2]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.
[3]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtors’ ability to pay their creditors.
[4]	The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is a risk that a derivative intended as a hedge may not perform as expected. The main risks with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative; or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may also involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so.
[5]	Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.
[6]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[7]	The BofA Merrill Lynch 6-Month Treasury Bill Index is an unmanaged index that measures returns of 6-month Treasury Bills. Unlike the Fund, the BofA Merrill Lynch 6-Month Treasury Bill Index is unmanaged, is not available for investment, and does not incur expenses.
[8]	The Citigroup Mortgage Index includes all outstanding government sponsored fixed-rate mortgage-backed securities, weighted in proportion to their current market capitalization. The Index reflects no deductions for fees, expenses, or taxes. Unlike the Fund, the Citigroup Mortgage Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

AMG Managers Short Duration Government Fund

Fund Snapshots (unaudited)

June 30, 2014

PORTFOLIO BREAKDOWN

Category	AMG Managers Short Duration Government Fund**
U.S. Government and Agency Obligations	74.1%
Mortgage-Backed Securities	7.5%
Asset-Backed Securities	1.7%
Other Assets and Liabilities	16.7%

**	As a percentage of net assets.

Rating	AMG Managers Short Duration Government Fund†
U.S. Government and Agency Obligations	90.3%
Aaa	9.5%
Aa	0.0%
A	0.1%
Baa	0.0%
Ba & lower	0.1%

†	As a percentage of market value of fixed income securities. Chart does notinclude equity securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
U.S. Treasury Inflation Indexed Bonds, 0.375%, 07/15/23*	2.2%
FHLMC Gold Pool, 5.500%, 12/01/24	1.7
FNMA, 1.916%, 02/01/35*	1.5
FNMA, 6.500%, 12/01/28	1.3
FHLMC Gold Pool, 5.500%, 01/01/39	1.3
FNMA, 5.500%, 01/01/39	1.2
FNMA, 2.485%, 11/01/34*	1.2
FNMA, 2.505%, 01/01/36*	1.2
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	1.0
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5, 4.878%, 01/15/42	0.9

Top Ten as a Group	13.5%

*	Top Ten Holding at December 31, 2013.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Principal Amount	Value
Asset-Backed Securities - 1.7%
AmeriCredit Automobile Receivables Trust,
Series 2011-1, Class D, 4.260%, 02/08/17	$3,420,000	$3,521,540
Series 2011-2, Class D, 4.000%, 05/08/17	3,535,000	3,635,235
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A5, 1.232%, 12/25/34 (07/25/14)[1,2]	145,754	144,293
Total Asset-Backed Securities (cost $7,311,315)		7,301,068
Mortgage-Backed Securities - 7.5%
Bank of America Commercial Mortgage Trust, Series 2006-6, Class A2, 5.309%, 10/10/45	30,081	30,150
Bank of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2004-6, Class A5, 4.811%, 12/10/42	2,924,479	2,933,121
Series 2005-6, Class A4, 5.349%, 09/10/47[3]	2,786,000	2,912,248
Bear Stearns Commercial Mortgage Securities Trust,
Series 2004-PWR4, Class A3, 5.468%, 06/11/41[3]	245,590	245,577
Series 2004-T16, Class A6, 4.750%, 02/13/46[3]	1,779,045	1,782,799
Series 2005-PWR7, Class A3, 5.116%, 02/11/41[3]	1,375,000	1,396,808
Series 2006-T22, Class A4, 5.757%, 04/12/38[3]	1,719,758	1,827,579
CD Commercial Mortgage Trust, Series 2005-CD1, Class A4, 5.401%, 07/15/44[3]	576,974	599,931
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class A4, 4.860%, 05/15/43	486,517	493,943
Commercial Mortgage Trust, Series 2005-C6, Class A5A, 5.116%, 06/10/44[3]	578,662	598,309
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 2A4, 0.652%, 02/25/35 (07/25/14)[1,2,4]	632,412	235,694
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3, 4.569%, 08/10/42	30,082	30,051
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 07/10/39	3,009,753	3,071,565
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5, 4.878%, 01/15/42	3,870,000	3,914,849
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-PNC1, Class A4, 5.789%, 06/12/41[3]	21,213	21,208
LB-UBS Commercial Mortgage Trust,
Series 2004-C6, Class A6, 5.020%, 08/15/29[3]	109,713	109,786
Series 2004-C8, Class A6, 4.799%, 12/15/29[3]	69,573	70,242
Series 2005-C5, Class A4, 4.954%, 09/15/30	1,237,295	1,275,599
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class A3, 6.720%, 11/15/26[3]	1,071,423	1,135,142
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A4, 5.204%, 09/12/42[3]	2,500,000	2,536,398
Morgan Stanley Capital I Trust,
Series 2005-HQ5, Class A4, 5.168%, 01/14/42	677,818	686,918
Series 2006-HQ8, Class A4, 5.598%, 03/12/44[3]	1,723,342	1,812,518
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class A7, 5.118%, 07/15/42[3]	1,840,999	1,902,253
Series 2005-C22, Class A4, 5.455%, 12/15/44[3]	1,505,000	1,578,251
WaMu Mortgage Pass Through Certificates, Series 2005-AR2, Class 2A3, 0.502%, 01/25/45 (07/25/14)[1]	483,679	450,242
Total Mortgage-Backed Securities (cost $32,780,959)		31,651,181

The accompanying notes are an integral part of these financial statements.

5

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations - 74.1%
Federal Home Loan Mortgage Corporation - 26.9%
FHLMC,
2.007%, 09/01/35 (09/15/14)[1,2]	$2,130,785	$2,230,083
2.125%, 11/01/33 (09/15/14)[1,2]	1,049,054	1,106,987
2.344%, 10/01/33 (09/15/14)[1,2]	1,372,951	1,460,102
2.350%, 10/01/33 to 11/01/33 (09/15/14)[1,2]	3,511,426	3,734,987
2.355%, 12/01/33 (09/15/14)[1,2]	1,913,541	2,035,915
2.357%, 07/01/34 (09/15/14)[1,2]	326,514	348,042
2.359%, 10/01/28 (09/15/14)[1]	53,134	55,361
2.375%, 12/01/32 to 05/01/34 (09/15/14)[1,2]	6,823,609	7,250,717
2.452%, 09/01/33 (09/15/14)[1,2]	2,605,795	2,768,839
2.564%, 02/01/23 (09/15/14)[1]	338,568	348,253
2.614%, 06/01/35 (09/15/14)[1,2]	777,154	831,562
2.838%, 02/01/37 (09/15/14)[1,2]	878,787	941,549
FHLMC Gold Pool,
4.000%, 05/01/24 to 11/01/26	9,872,181	10,563,763
4.500%, 05/01/19 to 07/01/26	6,837,610	7,321,469
5.000%, 09/01/17 to 04/01/23[2]	12,615,254	13,457,412
5.500%, 05/01/17 to 08/01/40[2]	31,795,624	34,903,756
6.000%, 06/01/16 to 01/01/24[2]	8,527,808	9,241,806
6.500%, 03/01/18 to 10/01/23[2]	635,691	682,102
7.000%, 06/01/17 to 07/01/19[2]	345,846	363,685
7.500%, 04/01/15 to 03/01/33	424,445	490,926
FHLMC REMICS,
Series 2091, Class PG, 6.000%, 11/15/28	278,353	309,163
Series 2132, Class PE, 6.000%, 03/15/29	449,974	498,047
Series 2429, Class HB, 6.500%, 12/15/23	670,745	745,503
Series 2554, Class HA, 4.500%, 04/15/32	273,504	276,042
Series 2627, Class BM, 4.500%, 06/15/18	217,681	228,672
Series 2631, Class PD, 4.500%, 06/15/18	73,309	77,381
Series 2635, Class DG, 4.500%, 01/15/18	48,301	48,545
Series 2654, Class OG, 5.000%, 02/15/32	14,101	14,097
Series 2682, Class LC, 4.500%, 07/15/32	1,067,809	1,102,609
Series 2683, Class JB, 4.000%, 09/15/18	384,117	402,422
Series 2709, Class PE, 5.000%, 12/15/22	209,348	213,406
Series 2763, Class JD, 3.500%, 10/15/18	234,770	238,674
Series 2786, Class BC, 4.000%, 04/15/19	244,241	256,709
Series 2809, Class UC, 4.000%, 06/15/19	264,064	276,711
Series 2877, Class PA, 5.500%, 07/15/33	244,602	256,592
Series 2935, Class LM, 4.500%, 02/15/35	835,287	880,672
Series 2986, Class KL, 4.570%, 11/15/19	569,906	572,812

The accompanying notes are an integral part of these financial statements.

6

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 26.9% (continued)
FHLMC REMICS,
Series 3000, Class PB, 3.900%, 01/15/23	$55,549	$56,309
Series 3013, Class GA, 5.000%, 06/15/34	660,993	676,744
Series 3033, Class CI, 5.500%, 01/15/35	474,538	504,752
Series 3117, Class PL, 5.000%, 08/15/34	599,368	610,884
Series 3535, Class CA, 4.000%, 05/15/24	240,776	251,272
Series 3609, Class LA, 4.000%, 12/15/24	352,710	370,813
Series 3632, Class AG, 4.000%, 06/15/38	397,362	418,398
Series 3640, Class JA, 1.500%, 03/15/15	330,984	331,152
Series 3653, Class JK, 5.000%, 11/15/38	369,539	398,366
Series 3683, Class AD, 2.250%, 06/15/20	1,208,811	1,225,545
Series 3756, Class DA, 1.200%, 11/15/18	946,620	951,204
Series 3846, Class CK, 1.500%, 09/15/20	381,782	385,757
Series 3876, Class GA, 1.000%, 06/15/26	974,414	982,115
Total Federal Home Loan Mortgage Corporation		113,698,684
Federal National Mortgage Association - 38.7%
FNMA,
1.874%, 08/01/34 (08/25/14)[1]	422,816	445,473
1.875%, 02/01/33 (08/25/14)[1]	1,676,661	1,773,134
1.888%, 01/01/24 (08/25/14)[1,2]	812,852	830,769
1.915%, 01/01/35 (08/25/14)[1]	1,755,826	1,854,786
1.916%, 02/01/35 (08/25/14)[1]	6,157,625	6,452,898
1.925%, 03/01/36 (08/25/14)[1]	1,143,527	1,219,134
1.933%, 11/01/34 (08/25/14)[1]	620,870	651,341
1.935%, 08/01/33 (08/25/14)[1]	623,303	660,591
1.975%, 06/01/34 (08/25/14)[1]	1,163,942	1,238,232
2.050%, 09/01/33 (08/25/14)[1,2]	933,539	971,992
2.138%, 02/01/36 (08/25/14)[1]	3,479,843	3,678,004
2.150%, 01/01/34 (08/25/14)[1]	811,521	850,426
2.151%, 08/01/35 (08/25/14)[1]	588,773	622,392
2.215%, 12/01/33 (08/25/14)[1]	731,147	783,915
2.227%, 10/01/35 (08/25/14)[1]	1,815,589	1,934,749
2.231%, 03/01/34 (08/25/14)[1]	330,634	353,216
2.238%, 01/01/36 (08/25/14)[1]	92,231	98,042
2.243%, 05/01/33 (08/25/14)[1]	2,419,969	2,568,836
2.250%, 03/01/33 (08/25/14)[1]	581,270	617,951
2.251%, 08/01/34 (08/25/14)[1]	421,075	446,994
2.264%, 08/01/36 (08/25/14)[1]	252,645	268,787
2.273%, 07/01/34 (08/25/14)[1]	1,805,775	1,922,086
2.286%, 09/01/33 (08/25/14)[1]	733,156	778,550

The accompanying notes are an integral part of these financial statements.

7

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 38.7% (continued)
FNMA,
2.300%, 02/01/37 (08/25/14)[1]	$523,569	$558,713
2.302%, 12/01/34 (08/25/14)[1]	3,241,108	3,455,965
2.318%, 06/01/33 (08/25/14)[1]	519,755	552,804
2.320%, 01/01/33 (08/25/14)[1]	34,242	34,390
2.328%, 01/01/26 (08/25/14)[1]	339,906	353,292
2.348%, 08/01/35 (08/25/14)[1]	1,711,290	1,807,942
2.350%, 01/01/25 (08/25/14)[1]	524,411	552,951
2.355%, 05/01/36 (08/25/14)[1]	97,200	103,789
2.369%, 05/01/34 (08/25/14)[1]	2,319,208	2,474,436
2.407%, 06/01/34 (08/25/14)[1]	2,922,458	3,135,769
2.426%, 01/01/34 (08/25/14)[1]	2,610,636	2,788,699
2.428%, 12/01/34 (08/25/14)[1]	2,551,990	2,716,181
2.430%, 09/01/37 (08/25/14)[1]	243,353	259,759
2.447%, 06/01/35 (08/25/14)[1]	212,791	227,282
2.451%, 01/01/33 (08/25/14)[1]	1,157,946	1,240,174
2.457%, 04/01/34 (08/25/14)[1]	697,351	748,132
2.472%, 04/01/34 (08/25/14)[1]	839,258	895,961
2.480%, 06/01/35 (08/25/14)[1]	187,551	198,816
2.482%, 01/01/36 (08/25/14)[1]	59,405	63,488
2.485%, 11/01/34 (08/25/14)[1]	4,738,861	5,073,698
2.505%, 01/01/36 (08/25/14)[1]	4,595,010	4,925,863
4.000%, 10/01/21 to 12/01/26	660,162	703,844
4.500%, 10/01/19 to 06/01/26	3,399,348	3,643,354
5.000%, 03/01/18 to 09/01/25[2]	15,962,253	17,093,849
5.500%, 10/01/17 to 01/01/39[2]	32,188,263	35,164,406
6.000%, 03/01/17 to 07/01/25[2]	10,536,750	11,463,006
6.500%, 04/01/17 to 08/01/32[2]	5,928,498	6,694,544
7.000%, 09/01/14 to 11/01/22	2,913,463	3,221,545
7.500%, 08/01/33 to 09/01/33	92,709	105,553
FNMA Grantor Trust,
Series 2002-T5, Class A1, 0.392%, 05/25/32 (07/25/14)[1]	349,492	343,852
Series 2003-T4, Class 1A, 0.372%, 09/26/33 (07/28/14)[1]	14,678	14,543
FNMA REMICS,
Series 1994-31, Class ZC, 6.500%, 02/25/24	689,045	780,724
Series 1994-76, Class J, 5.000%, 04/25/24	263,839	274,958
Series 2001-63, Class FA, 0.704%, 12/18/31 (07/18/14)[1]	637,387	645,376
Series 2002-47, Class FD, 0.552%, 08/25/32 (07/25/14)[1]	647,073	651,955
Series 2002-56, Class UC, 5.500%, 09/25/17	401,066	422,151
Series 2002-74, Class FV, 0.602%, 11/25/32 (07/25/14)[1]	1,132,418	1,142,117
Series 2003-2, Class FA, 0.652%, 02/25/33 (07/25/14)[1]	615,783	621,445

The accompanying notes are an integral part of these financial statements.

8

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 38.7% (continued)
FNMA REMICS,
Series 2003-3, Class HJ, 5.000%, 02/25/18	$213,196	$224,859
Series 2003-64, Class YA, 3.000%, 05/25/23	219,838	225,218
Series 2003-69, Class GH, 3.250%, 12/25/31	151,477	152,225
Series 2004-1, Class AC, 4.000%, 02/25/19	148,099	154,632
Series 2004-21, Class AE, 4.000%, 04/25/19	628,054	656,885
Series 2004-27, Class HB, 4.000%, 05/25/19	299,358	317,067
Series 2004-78, Class AC, 5.000%, 05/25/32	290,723	293,329
Series 2005-13, Class AF, 0.552%, 03/25/35 (07/25/14)[1,2]	981,368	984,450
Series 2005-19, Class PA, 5.500%, 07/25/34	193,153	211,626
Series 2005-29, Class TC, 5.000%, 04/25/35	122,891	124,855
Series 2005-51, Class ND, 5.500%, 11/25/33	154,805	155,449
Series 2005-58, Class EP, 5.500%, 07/25/35	470,010	512,848
Series 2005-68, Class PB, 5.750%, 07/25/35	113,716	123,120
Series 2005-68, Class PC, 5.500%, 07/25/35	398,412	429,530
Series 2005-100, Class GC, 5.000%, 12/25/34	759,521	773,640
Series 2006-18, Class PD, 5.500%, 08/25/34	150,209	156,296
Series 2007-56, Class FN, 0.522%, 06/25/37 (07/25/14)[1]	335,284	335,383
Series 2007-65, Class GB, 5.000%, 10/25/33	283,325	285,033
Series 2007-69, Class AB, 5.500%, 12/25/32	170,907	174,850
Series 2008-18, Class HD, 4.000%, 12/25/18	1,809,187	1,884,818
Series 2008-59, Class KB, 4.500%, 07/25/23	289,037	305,082
Series 2008-81, Class KA, 5.000%, 10/25/22	50,677	51,253
Series 2009-55, Class PC, 5.000%, 09/25/36	63,377	63,572
Series 2010-12, Class AC, 2.500%, 12/25/18	218,923	224,109
Series 2010-67, Class LP, 3.250%, 10/25/37	67,549	67,654
Series 2011-40, Class DK, 4.000%, 11/25/37	538,124	545,349
Series 2011-44, Class AG, 1.500%, 02/25/21	195,708	195,664
Series 2011-60, Class UC, 2.500%, 09/25/39	621,837	634,454
Series 2011-60, Class UE, 3.000%, 09/25/39	1,509,813	1,564,516
FNMA Whole Loan,
Series 2003-W1, Class 2A, 6.633%, 12/25/42[3]	21,780	25,601
Series 2003-W4, Class 4A, 7.051%, 10/25/42[2,3]	565,488	650,658
Series 2003-W13, Class AV2, 0.432%, 10/25/33 (07/25/14)[1,4]	41,759	40,015
Series 2004-W5, Class F1, 0.602%, 02/25/47 (07/25/14)[1]	580,960	582,702
Series 2004-W14, Class 1AF, 0.552%, 07/25/44 (07/25/14)[1,2]	2,331,965	2,285,697
Series 2005-W2, Class A1, 0.352%, 05/25/35 (07/25/14)[1,2]	1,926,145	1,903,369
Total Federal National Mortgage Association		163,493,432
Government National Mortgage Association - 3.3%
GNMA,
0.702%, 11/16/30 to 01/16/40 (07/16/14)[1]	2,205,393	2,224,597

The accompanying notes are an integral part of these financial statements.

9

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Government National Mortgage Association - 3.3% (continued)
GNMA,
1.625%, 12/20/21 to 03/20/37 (08/20/14)[1,2]	$6,674,420	$6,918,140
2.000%, 06/20/22 (08/20/14)[1]	61,876	64,447
2.500%, 07/20/18 to 08/20/21 (08/20/14)[1]	57,473	59,992
2.750%, 10/20/17 (08/20/14)[1,2]	19,501	20,020
3.000%, 11/20/17 to 03/20/21 (08/20/14)[1]	73,357	76,070
3.500%, 07/20/18 (08/20/14)[1]	24,996	26,250
4.000%, 09/15/18	353,458	375,951
4.500%, 04/15/18 to 07/15/24	2,121,459	2,240,881
5.000%, 06/20/19 to 04/20/20	491,925	524,646
5.500%, 03/15/17 to 06/15/18	1,168,116	1,238,350
9.500%, 12/15/17	3,102	3,330
Total Government National Mortgage Association		13,772,674
Interest Only Strips - 2.1%
FHLMC,
Series 215, Class IO, 8.000%, 06/15/31[4]	137,533	28,151
Series 233, Class 5, 4.500%, 09/15/35	71,415	12,776
FHLMC REMICS,
Series 2530, Class QI, 6.848%, 01/15/32 (07/15/14)[1]	187,627	33,966
Series 2637, Class SI, 5.848%, 06/15/18 (07/15/14)	147,288	9,574
Series 2649, Class IM, 7.000%, 07/15/33	473,025	110,543
Series 2763, Class KS, 6.498%, 10/15/18 (07/15/14)[1]	288,004	12,225
Series 2922, Class SE, 6.598%, 02/15/35 (07/15/14)[1]	331,055	58,915
Series 2934, Class HI, 5.000%, 02/15/20	118,217	11,844
Series 2934, Class KI, 5.000%, 02/15/20	75,507	6,714
Series 2965, Class SA, 5.898%, 05/15/32 (07/15/14)[1]	797,503	124,528
Series 2967, Class JI, 5.000%, 04/15/20	357,843	32,463
Series 2980, Class SL, 6.548%, 11/15/34 (07/15/14)[1]	435,993	89,387
Series 2981, Class SU, 7.648%, 05/15/30 (07/15/14)[1]	387,861	82,158
Series 3031, Class BI, 6.538%, 08/15/35 (07/15/14)[1]	1,093,775	219,205
Series 3065, Class DI, 6.468%, 04/15/35 (07/15/14)[1]	974,054	185,070
Series 3114, Class GI, 6.448%, 02/15/36 (07/15/14)[1]	1,630,076	320,467
Series 3308, Class S, 7.048%, 03/15/32 (07/15/14)	744,139	134,154
Series 3424, Class XI, 6.418%, 05/15/36 (07/15/14)[1]	820,193	149,418
Series 3489, Class SD, 7.648%, 06/15/32 (07/15/14)[1]	406,286	82,769
Series 3606, Class SN, 6.098%, 12/15/39 (07/15/14)[1]	1,139,075	179,947
Series 3685, Class EI, 5.000%, 03/15/19	1,186,527	76,141
Series 3731, Class IO, 5.000%, 07/15/19	557,894	37,220
Series 3882, Class AI, 5.000%, 06/15/26	268,912	22,199
FNMA,
Series 92, Class 2, 9.000%, 12/15/16[4]	7,844	615

The accompanying notes are an integral part of these financial statements.

10

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.1% (continued)
FNMA,
Series 306, Class IO, 8.000%, 05/25/304	$104,825	$20,212
Series 365, Class 4, 5.000%, 04/01/36	103,283	20,261
FNMA REMICS,
Series 2001-82, Class S, 7.678%, 05/25/28 (07/25/14)[1,4]	338,398	81,869
Series 2003-48, Class SJ, 5.848%, 06/25/18 (07/25/14)	191,609	12,455
Series 2003-73, Class SM, 6.448%, 04/25/18 (07/25/14)[1]	159,679	7,784
Series 2004-49, Class SQ, 6.898%, 07/25/34 (07/25/14)[1]	281,568	54,610
Series 2004-51, Class SX, 6.968%, 07/25/34 (07/25/14)[1]	465,665	96,986
Series 2004-64, Class SW, 6.898%, 08/25/34 (07/25/14)[1]	1,201,462	232,689
Series 2004-66, Class SE, 6.348%, 09/25/34 (07/25/14)[1]	196,001	32,696
Series 2005-5, Class SD, 6.548%, 01/25/35 (07/25/14)[1]	380,072	68,513
Series 2005-12, Class SC, 6.598%, 03/25/35 (07/25/14)[1]	453,898	77,174
Series 2005-45, Class SR, 6.568%, 06/25/35 (07/25/14)	1,065,423	185,673
Series 2005-65, Class KI, 6.848%, 08/25/35 (07/25/14)[1]	2,444,147	470,929
Series 2005-66, Class GS, 6.698%, 07/25/20 (07/25/14)	201,621	23,124
Series 2005-67, Class SM, 5.998%, 08/25/35 (07/25/14)[1]	210,095	32,995
Series 2006-3, Class SA, 5.998%, 03/25/36 (07/25/14)[1]	481,316	85,228
Series 2007-75, Class JI, 6.393%, 08/25/37 (07/25/14)[1]	265,429	42,003
Series 2007-85, Class SI, 6.308%, 09/25/37 (07/25/14)[1]	527,330	90,971
Series 2008-86, Class IO, 4.500%, 03/25/23	1,149,569	73,566
Series 2008-87, Class AS, 7.498%, 07/25/33 (07/25/14)[1]	1,515,307	295,899
Series 2010-37, Class GI, 5.000%, 04/25/25	1,565,787	92,155
Series 2010-65, Class IO, 5.000%, 09/25/20	1,628,936	129,341
Series 2010-68, Class SJ, 6.398%, 07/25/40 (07/25/14)[1]	519,669	94,303
Series 2010-105, Class IO, 5.000%, 08/25/20	815,574	73,192
Series 2010-121, Class IO, 5.000%, 10/25/25	650,110	49,864
Series 2011-69, Class AI, 5.000%, 05/25/18	1,868,899	118,551
Series 2011-88, Class WI, 3.500%, 09/25/26	1,473,179	194,266
Series 2011-124, Class IC, 3.500%, 09/25/21	2,350,236	180,125
Series 2012-126, Class SJ, 4.848%, 11/25/42 (07/25/14)[1]	5,710,172	875,802
GNMA,
Series 1999-40, Class TW, 6.846%, 02/17/29 (07/17/14)[1]	531,381	101,787
Series 2002-7, Class ST, 7.346%, 08/17/27 (07/17/14)[1]	643,265	136,723
Series 2011-32, Class KS, 11.797%, 06/16/34 (07/16/14)[1]	978,047	216,480
Series 2011-94, Class IS, 6.548%, 06/16/36 (07/16/14)[1]	739,589	132,950
Series 2011-146, Class EI, 5.000%, 11/16/41	431,785	106,865
Series 2011-157, Class SG, 6.447%, 12/20/41 (07/20/14)[1]	1,496,798	359,380
Series 2011-167, Class IO, 5.000%, 12/16/20	3,035,043	226,885
Series 2012-34, Class KS, 5.898%, 03/16/42 (07/16/14)[1]	3,734,336	798,885
Series 2012-69, Class QI, 4.000%, 03/16/41	1,950,339	349,388

The accompanying notes are an integral part of these financial statements.

11

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.1% (continued)
GNMA,
Series 2012-96, Class IC, 3.000%, 08/20/27	$1,229,040	$148,457
Series 2012-101, Class AI, 3.500%, 08/20/27	977,668	113,957
Series 2012-103, Class IB, 3.500%, 04/20/40	1,376,010	191,380
Total Interest Only Strips		8,716,822
U.S. Government Obligations - 3.1%
U.S. Treasury Inflation Indexed Bonds, 0.375%, 07/15/23	8,964,648	9,138,338
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	3,270,020	3,961,577
Total U.S. Government Obligations		13,099,915
Total U.S. Government and Agency Obligations (cost $305,457,574)		312,781,527

Short-Term Investments - 16.6%
U.S. Government and Agency Discount Notes - 11.7%
FHLMC, 0.08%, 09/08/14[5]	4,000,000	3,999,692
FHLMC, 0.08%, 10/17/14[5]	15,000,000	14,997,750
FHLMC, 0.07%, 11/03/14[5]	4,757,000	4,756,011
FHLMC, 0.10%, 01/06/15[5]	15,000,000	14,993,700
FNMA, 0.08%, 09/24/14[5]	5,657,000	5,656,468
FNMA, 0.09%, 11/03/14[5]	4,750,000	4,749,012
Total U.S. Government and Agency Discount Notes		49,152,633
U.S. Treasury Bills - 0.2%
U.S. Treasury Bills, 0.04%, 10/16/14[5,6]	960,000	959,879

	Shares
Other Investment Companies - 4.7%[7]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	19,849,560	19,849,560
Total Short-Term Investments
(cost $69,958,359)		69,962,072
Total Investments - 99.9% (cost $415,508,207)		421,695,848
Other Assets, less Liabilities - 0.1%		249,398
Net Assets - 100.0%		$421,945,246

The accompanying notes are an integral part of these financial statements.

12

AMG Managers Intermediate Duration Government Fund

Fund Snapshots (unaudited)

June 30, 2014

PORTFOLIO BREAKDOWN

Category	AMG Managers Intermediate Duration Government Fund**
U.S. Government and Agency Obligations	121.8%
Mortgage-Backed Securities	3.7%
Other Assets and Liabilities	(25.5)%

**	As a percentage of net assets.

Rating	AMG Managers Intermediate Duration Government Fund†
U.S. Government and Agency Obligations	96.9%
Aaa	0.7%
Aa	0.0%
A	0.0%
Baa	0.5%
Ba & lower	1.9%

†	As a percentage of market value of fixed income securities. Chart does not include equity securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
FHLMC Gold Pool, 4.000%, TBA 30yr*	19.2%
FHLMC Gold Pool, 4.500%, TBA 30yr*	9.8
FNMA, 3.500%, TBA 30yr*	8.9
FNMA, 4.000%, TBA 30yr*	5.9
FNMA 4.500%, TBA 30yr	5.0
FHLMC Gold Pool, 3.500%, TBA 30yr*	3.6
FHLMC Gold Pool, 5.000%, 10/01/36*	2.2
FHLMC Gold Pool, 3.500%, 04/01/32*	1.9
FNMA, 3.000%, TBA 15yr	1.8
FNMA, 4.500%, 10/01/40*	1.7

Top Ten as a Group	60.0%

*	Top Ten Holding at December 31, 2013.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

13

AMG Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Principal Amount	Value
Mortgage-Backed Securities - 3.7%
American Home Mortgage Assets Trust, Series 2005-1, Class 1A1, 2.571%, 11/25/35 (08/25/14)[1]	$86,525	$70,987
American Home Mortgage Investment Trust,
Series 2004-1, Class 4A, 2.327%, 04/25/44 (08/25/14)[1]	133,235	130,076
Series 2005-1, Class 5A1, 2.327%, 06/25/45 (08/25/14)[1]	55,703	55,531
Series 2005-1, Class 6A, 2.327%, 06/25/45 (08/25/14)[1]	1,065,277	1,040,849
Bank of America Commercial Mortgage Trust, Series 2006-6, Class A2, 5.309%, 10/10/45	136,438	136,749
Bank of America Funding Corp., Series 2004-B, Class 1A2, 2.700%, 12/20/34 (08/20/14)[1]	132,903	110,841
Bear Stearns Alt-A Trust, Series 2005-3, Class 2A3, 2.692%, 04/25/35 (08/25/14)[1]	125,346	110,230
Countrywide Alternative Loan Trust, Series 2005-J5, Class 1A1, 0.452%, 05/25/35 (07/25/14)[1]	7,449	7,431
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2005-HYB2, Class 1A4, 2.804%, 05/20/35 (08/20/14)[1]	103,767	98,145
Series 2005-HYB8, Class 1A1, 2.495%, 12/20/35 (08/20/14)[1]	109,990	93,896
Countrywide Home Loan reperforming loan REMIC Trust, Series 2004-R2, Class 1AF1, 0.572%, 11/25/34 (07/25/14) (a)[1,4]	158,615	139,402
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.502%, 03/25/35 (07/25/14) (a)[1,4]	206,146	180,554
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 1.850%, 05/25/34 (08/25/14)[1]	49,806	46,996
Harborview Mortgage Loan Trust, Series 2004-7, Class 2A2, 2.313%, 11/19/34 (08/19/14)[1]	80,927	75,690
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A3B, 6.057%, 04/15/45[3]	686,514	686,238
Master Alternative Loans Trust, Series 2005-2, Class 2A1, 6.000%, 01/25/35[2]	650,217	671,922
Morgan Stanley Mortgage Loan Trust, Series 2005-4, Class 2A1, 5.945%, 08/25/35[3]	953,238	939,890
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.502%, 03/25/35 (07/25/14) (a)[1,4]	246,149	206,771
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	363,914	376,094
Total Mortgage-Backed Securities (cost $5,381,130)		5,178,292
U.S. Government and Agency Obligations - 121.8%
Federal Home Loan Mortgage Corporation - 65.0%
FHLMC,
2.349%, 11/01/33 (09/15/14)[1,2]	1,116,488	1,187,656
2.470%, 01/01/36 (09/15/14)[1,2]	2,140,001	2,263,577
2.838%, 02/01/37 (09/15/14)[1]	73,583	78,838
FHLMC Gold Pool,
3.500%, 04/01/32 to 01/01/44[2]	13,851,093	14,309,616
3.500%, TBA 30yr8	4,900,000	5,022,788
4.000%, 05/01/24 to 09/01/42[2]	4,923,065	5,234,745
4.000%, TBA 30yr8	25,300,000	26,727,568
4.500%, 02/01/20 to 09/01/41[2]	4,468,246	4,831,315
4.500%, TBA 30yr8	12,600,000	13,606,493
5.000%, 05/01/18 to 07/01/41[2]	6,667,830	7,364,955
5.500%, 11/01/17 to 01/01/40[2]	6,166,724	6,880,812
6.000%, 09/01/17 to 01/01/24[2]	1,407,809	1,536,862

The accompanying notes are an integral part of these financial statements.

14

AMG Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 65.0% (continued)
FHLMC Gold Pool,
7.000%, 07/01/19	$172,013	$184,564
7.500%, 07/01/34[2]	1,127,057	1,329,496
Total Federal Home Loan Mortgage Corporation		90,559,285
Federal National Mortgage Association - 45.9%
FNMA,
1.975%, 06/01/34 (08/25/14)[1,2]	927,745	986,959
2.251%, 08/01/34 (08/25/14)[1]	336,860	357,595
3.000%, TBA 15yr8	2,400,000	2,493,000
3.500%, 05/01/42 to 04/01/43[2]	1,856,804	1,916,665
3.500%, TBA 30yr8	12,100,000	12,417,625
4.000%, 01/01/26 to 07/01/42[2]	3,499,312	3,724,262
4.000%, TBA 30yr8	7,800,000	8,262,247
4.500%, 04/01/25 to 04/01/42[2]	11,889,413	12,896,878
4.500%, TBA 30yr8	6,400,000	6,931,002
4.750%, 07/01/34 to 09/01/34	415,466	456,513
5.000%, 06/01/18 to 06/01/41	1,645,286	1,814,897
5.000%, TBA 30yr8	2,200,000	2,443,031
5.500%, 03/01/17 to 07/01/38[2]	2,846,932	3,114,552
6.000%, 08/01/17 to 06/01/39[2]	3,189,320	3,514,024
6.500%, 11/01/28 to 07/01/32	233,708	254,605
7.000%, 11/01/22[2]	780,756	863,411
FNMA REMICS,
Series 1994-55, Class H, 7.000%, 03/25/24[2]	815,433	908,464
Series 2005-13, Class AF, 0.552%, 03/25/35 (07/25/14)[1,2]	526,455	528,108
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.051%, 10/25/42[3]	94,248	108,443
Total Federal National Mortgage Association		63,992,281
Government National Mortgage Association - 9.0%
GNMA,
2.000%, 05/20/21 (08/20/14)[1]	19,723	20,482
3.000%, 03/20/16 to 08/20/18 (08/20/14)[1]	126,204	130,719
4.000%, 06/20/43[2]	1,466,388	1,573,175
4.500%, 06/15/39 to 05/15/41[2]	1,106,204	1,209,541
5.000%, 09/15/39 to 10/20/41[2]	6,353,998	7,030,697
5.500%, 10/15/39 to 11/15/39[2]	2,239,210	2,517,944
7.500%, 09/15/28 to 11/15/31	22,925	23,974
Total Government National Mortgage Association		12,506,532
Interest Only Strips - 1.9%
FHLMC,
Series 212, Class IO, 6.000%, 05/01/31[4]	1,955	385
Series 233, Class 5, 4.500%, 09/15/35	139,975	25,042

The accompanying notes are an integral part of these financial statements.

15

AMG Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips—1.9% (continued)
FHLMC REMICS,
Series 2380, Class SI, 7.748%, 06/15/31 (07/15/14)[1,4]	$16,740	$3,487
Series 2637, Class SI, 5.848%, 06/15/18 (07/15/14)[1]	112,756	7,329
Series 2922, Class SE, 6.598%, 02/15/35 (07/15/14)[1]	146,872	26,137
Series 2934, Class HI, 5.000%, 02/15/20	82,752	8,291
Series 2934, Class KI, 5.000%, 02/15/20	64,721	5,755
Series 2965, Class SA, 5.898%, 05/15/32 (07/15/14)[1]	322,078	50,292
Series 2967, Class JI, 5.000%, 04/15/20	152,066	13,795
Series 2980, Class SL, 6.548%, 11/15/34 (07/15/14)[1]	197,564	40,504
Series 3031, Class BI, 6.538%, 08/15/35 (07/15/14)[1]	357,802	71,708
Series 3065, Class DI, 6.468%, 04/15/35 (07/15/14)[1]	318,639	60,541
Series 3114, Class GI, 6.448%, 02/15/36 (07/15/14)[1]	264,597	52,019
Series 3308, Class S, 7.048%, 03/15/32 (07/15/14)[1]	328,043	59,140
Series 3424, Class XI, 6.418%, 05/15/36 (07/15/14)[1]	314,876	57,362
Series 3489, Class SD, 7.648%, 06/15/32 (07/15/14)[1]	181,538	36,983
Series 3606, Class SN, 6.098%, 12/15/39 (07/15/14)[1]	427,867	67,593
Series 3685, Class EI, 5.000%, 03/15/19	531,363	34,099
Series 3731, Class IO, 5.000%, 07/15/19	245,945	16,408
Series 3882, Class AI, 5.000%, 06/15/26	336,208	27,754
FNMA,
Series 215, Class 2, 7.000%, 04/01/23[4]	101,992	20,821
Series 222, Class 2, 7.000%, 06/01/23[4]	9,823	2,009
Series 343, Class 2, 4.500%, 10/01/33	94,805	17,449
Series 343, Class 21, 4.000%, 09/01/18	138,744	8,619
Series 343, Class 22, 4.000%, 11/01/18	75,548	4,509
Series 351, Class 3, 5.000%, 04/01/34	110,549	20,512
Series 351, Class 4, 5.000%, 04/01/34	65,504	12,482
Series 351, Class 5, 5.000%, 04/01/34	55,329	10,543
Series 365, Class 4, 5.000%, 04/01/36	153,059	30,026
FNMA REMICS,
Series 2003-73, Class SM, 6.448%, 04/25/18 (07/25/14)[1]	122,241	5,959
Series 2004-49, Class SQ, 6.898%, 07/25/34 (07/25/14)[1]	126,261	24,489
Series 2004-51, Class SX, 6.968%, 07/25/34 (07/25/14)[1]	185,544	38,644
Series 2004-64, Class SW, 6.898%, 08/25/34 (07/25/14)[1]	522,110	101,118
Series 2005-12, Class SC, 6.598%, 03/25/35 (07/25/14)[1]	201,760	34,304
Series 2005-45, Class SR, 6.568%, 06/25/35 (07/25/14)[1]	432,397	75,355
Series 2005-65, Class KI, 6.848%, 08/25/35 (07/25/14)[1,2]	979,972	188,817
Series 2005-89, Class S, 6.548%, 10/25/35 (07/25/14)[1]	979,356	179,332
Series 2006-3, Class SA, 5.998%, 03/25/36 (07/25/14)[1]	207,965	36,825
Series 2007-75, Class JI, 6.393%, 08/25/37 (07/25/14)[1]	221,236	35,009
Series 2008-86, Class IO, 4.500%, 03/25/23	459,242	29,389

The accompanying notes are an integral part of these financial statements.

16

AMG Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 1.9% (continued)
FNMA REMICS,
Series 2010-37, Class GI, 5.000%, 04/25/25	$609,543	$35,875
Series 2010-65, Class IO, 5.000%, 09/25/20	630,167	50,037
Series 2010-121, Class IO, 5.000%, 10/25/25	242,246	18,580
Series 2011-69, Class AI, 5.000%, 05/25/18	699,574	44,376
Series 2011-88, Class WI, 3.500%, 09/25/26	502,077	66,208
Series 2011-124, Class IC, 3.500%, 09/25/21	495,677	37,989
Series 2012-126, Class SJ, 4.848%, 11/25/42 (07/25/14)[1]	868,225	133,165
GNMA,
Series 1999-40, Class TW, 6.846%, 02/17/29 (07/17/14)[1]	158,206	30,305
Series 2011-32, Class KS, 11.797%, 06/16/34 (07/16/14)[1]	402,579	89,106
Series 2011-94, Class IS, 6.548%, 06/16/36 (07/16/14)[1]	329,186	59,175
Series 2011-157, Class SG, 6.447%, 12/20/41 (07/20/14)[1]	1,222,918	293,622
Series 2011-167, Class IO, 5.000%, 12/16/20	515,336	38,524
Series 2012-34, Class KS, 5.898%, 03/16/42 (07/16/14)[1]	486,282	104,030
Series 2012-69, Class QI, 4.000%, 03/16/41	368,681	66,046
Series 2012-103, Class IB, 3.500%, 04/20/40	316,087	43,962
Total Interest Only Strips		2,651,835
Total U.S. Government and Agency Obligations (cost $166,326,606)		169,709,933
Short-Term Investments - 31.1%
U.S. Treasury Bills - 0.1%
U.S. Treasury Bills, 0.04%, 10/16/14[5,6]	110,000	109,986

	Shares
Other Investment Companies - 31.0%[7]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	28,210,568	28,210,568
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.05%	15,001,986	15,001,986
Total Other Investment Companies		43,212,554
Total Short-Term Investments (cost $43,322,538)		43,322,540
Total Investments - 156.6% (cost $215,030,274)		218,210,765
Other Assets, less Liabilities - (56.6)%		(78,900,938)
Net Assets - 100.0%		$139,309,827

The accompanying notes are an integral part of these financial statements.

17

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2014, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Short Duration Government Fund	$415,508,207	$7,769,009	$(1,581,368)	$6,187,641
AMG Managers Intermediate Duration Government Fund	215,030,274	4,246,153	(1,065,662)	3,180,491

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2014, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
AMG Managers Intermediate Duration Government Fund	$526,727	0.4%

[1]	Floating Rate Security: The rate listed is as of June 30, 2014. Date in parentheses represents the security’s next coupon rate reset.
[2]	Some or all of these securities are segregated as collateral for delayed delivery agreements. At June 30, 2014, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
AMG Managers Short Duration Government Fund	$37,804,332	9.0%
AMG Managers Intermediate Duration Government Fund	58,174,318	41.8%

[3]	Variable Rate Security: The rate listed is as of June 30, 2014 and is periodically reset subject to terms and conditions set forth in the debenture.
[4]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. Illiquid securities market value at June 30, 2014, amounted to the following:

Fund	Value	% of Net Assets
AMG Managers Short Duration Government Fund	$406,556	0.1%
AMG Managers Intermediate Duration Government Fund	553,429	0.4%

[5]	Represents yield to maturity at June 30, 2014.
[6]	Some or all of this security is held with brokers as collateral for futures contracts. The collateral market value at June 30, 2014, amounted to the following:

Fund	Value	% of Net Assets
AMG Managers Short Duration Government Fund	$959,879	0.2%
AMG Managers Intermediate Duration Government Fund	109,986	0.1%

[7]	Yield shown represents the June 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[8]	TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

The accompanying notes are an integral part of these financial statements.

18

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of June 30, 2014: (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Short Duration Government Fund
Investments in Securities
Asset-Backed Securities	—	$7,301,068	—	$7,301,068
Mortgage-Backed Securities	—	31,651,181	—	31,651,181
U.S. Government and Agency Obligations†	—	312,781,527	—	312,781,527
Short-Term Investments
U.S. Government and Agency Discount Notes	—	49,152,633	—	49,152,633
U.S. Treasury Bills	—	959,879	—	959,879
Other Investment Companies	$19,849,560	—	—	19,849,560

Total Investments in Securities	$19,849,560	$401,846,288	—	$421,695,848

Financial Derivative Instruments-Assets††
Interest Rate Contracts	$4,288	—	—	$4,288

Financial Derivative Instruments-Liabilities††
Interest Rate Contracts	(276,152)	—	—	(276,152)

Total Financial Derivative Instruments	$(271,864)	—	—	($271,864)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Intermediate Duration Government Fund
Investments in Securities
Mortgage-Backed Securities	—	$5,178,292	—	$5,178,292
U.S. Government and Agency Obligations†	—	169,709,933	—	169,709,933
Short-Term Investments
U.S. Treasury Bills	—	109,986	—	109,986
Other Investment Companies	$43,212,554	—	—	43,212,554

Total Investments in Securities	$43,212,554	$174,998,211	—	$218,210,765

TBA Sale Commitments	—	$(7,599,273)	—	$(7,599,273)

Financial Derivative Instruments-Assets††
Interest Rate Contracts	$2,760	—	—	$2,760

Financial Derivative Instruments-Liabilities††
Interest Rate Contracts	(51,005)	—	—	(51,005)

Total Financial Derivative Instruments	$(48,245)	—	—	$(48,245)

†	All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of the U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of June 30, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

19

Notes to Schedules of Portfolio Investments (continued)

The following schedule shows the fair value of derivative instruments at June 30, 2014:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
AMG Managers Short Duration Government Fund
	Interest rate contracts	Receivable for variation margin[1]	$1,477	Payable for variation margin[1]	$(59,781)

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
AMG Managers Intermediate Duration Government Fund
	Interest rate contracts	Receivable for variation margin[1]	$1,235	Payable for Variation margin[1]	$(8,594)

[1]	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/ (depreciation) for AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund of $(271,864) and $(48,245), respectively, as reported in the Notes to Schedule of Portfolio Investments.

For the year ended June 30, 2014, the effect of derivative instruments on the Statement of Operations for the Funds and the amount of realized gain/(loss) and unrealized gain (loss) on derivatives recognized in income were as follows:

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Gain/(Loss)
AMG Managers Short Duration Government Fund
	Interest rate contracts	Net realized loss on futures contracts	$(1,100,109)	Net change in unrealized appreciation- (depreciation) of futures contracts	$(924,205)

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Gain/(Loss)
AMG Managers Intermediate Duration Government Fund
	Interest rate contracts	Net realized loss on futures contracts	$(155,427)	Net change in unrealized appreciation- (depreciation) of futures contracts	$(13,770)

The accompanying notes are an integral part of these financial statements.

20

Notes to Schedules of Portfolio Investments (continued)

At June 30, 2014, the following Fund had TBA forward sale commitments:

(See Note 1(i) in the Notes to Financial Statements.)

AMG Managers Intermediate Duration Government Fund

Security	Principal Amount	Settlement Date		Proceeds	Current Liability
FNMA, 4.500%, TBA 30yr	$6,400,000	7/14/14		$6,931,002	$(6,894,125)
GNMA, 4.500%, TBA 30yr	650,000	7/21/14		707,814	(705,148)

			Totals	$7,638,816	$(7,599,273)

At June 30, 2014, the following Funds had open futures contracts:

(See Note 7 in the Notes to Financial Statements.)

AMG Managers Short Duration Government Fund

Type	Number of Contracts	Position	Expiration Date		Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	35	Short	10/03/14		$4,288
5-Year Interest Rate Swap	399	Short	09/17/14		(178,678)
5-Year U.S. Treasury Note	21	Long	10/03/14		(3,170)
10-Year Interest Rate Swap	52	Short	09/17/14		(66,193)
10-Year U.S. Treasury Note	55	Short	09/30/14		(3,037)
U.S. Treasury Long Bond	45	Short	09/30/14		(25,074)

				Total	$(271,864)

AMG Managers Intermediate Duration Government Fund

Type	Number of Contracts	Position	Expiration Date		Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	5	Short	10/03/14		$613
5-Year Interest Rate Swap	23	Short	09/17/14		(10,300)
5-Year U.S. Treasury Note	2	Short	10/03/14		292
10-Year Interest Rate Swap	32	Short	09/17/14		(40,705)
10-Year U.S. Treasury Note	5	Long	09/30/14		222
U.S. Treasury Long Bond	3	Long	09/30/14		1,633

				Total	$(48,245)

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GNMA:	Government National Mortgage Association
GS:	Goldman Sachs
GSMPS:	Goldman Sachs Mortgage Participation Securities
GSR:	Goldman Sachs REMIC
LB-UBS:	Lehman Brothers-Union Bank of Switzerland
REMICS:	Real Estate Mortgage Investment Conduits
TBA:	To Be Announced

The accompanying notes are an integral part of these financial statements.

21

Statement of Assets and Liabilities (unaudited)

June 30, 2014

	AMG Managers Short Duration Government Fund	AMG Managers Intermediate Duration Government Fund
Assets:
Investments at value*	$421,695,848	$218,210,765
Dividends, interest and other receivables	1,303,482	474,983
Receivable for Fund shares sold	829,234	545,792
Receivable for investments sold	286,400	5,287
Receivable for delayed delivery instruments sold	—	70,558,097
Receivable for variation margin	1,477	1,235
Receivable from affiliate	—	8,146
Prepaid expenses	33,577	14,907
Total assets	424,150,018	289,819,212
Liabilities:
Payable for investments purchased	1,024,484	2,227,073
Payable for delayed delivery investments purchased	—	140,347,761
Payable for TBA sale commitments (proceeds receivable of $0 and $7,599,273, respectively)	—	7,638,816
Payable for Fund shares repurchased	820,699	142,552
Payable for variation margin	59,781	8,594
Accrued expenses:
Investment management and advisory fees	239,587	79,504
Trustees fees and expenses	1,051	206
Other	59,170	64,879
Total liabilities	2,204,772	150,509,385
Net Assets	$421,945,246	$139,309,827
Net Assets Represent:
Paid-in capital	$424,074,209	$135,782,640
Undistributed net investment income	134,021	98,764
Accumulated net realized gain (loss) from investments and futures contracts	(8,178,761)	335,719
Net unrealized appreciation of investments and futures contracts	5,915,777	3,092,704
Net Assets	$421,945,246	$139,309,827
Shares outstanding	43,661,212	12,618,137
Net asset value, offering and redemption price per share	$9.66	$11.04
* Investments at cost	$415,508,207	$215,030,274

The accompanying notes are an integral part of these financial statements.

22

Statement of Operations (unaudited)

For the six months ended June 30, 2014

	AMG Managers Short Duration Government Fund	AMG Managers Intermediate Duration Government Fund
Investment Income:
Interest income	$2,981,504	$1,961,014
Dividend income	4,919	9,512
Securities lending income	429	—
Total investment income	2,986,852	1,970,526
Expenses:
Investment management and advisory fees	1,421,975	477,262
Custodian	57,179	28,639
Professional fees	30,650	27,299
Reports to shareholders	21,906	17,449
Registration fees	21,314	7,205
Transfer agent	13,405	7,633
Trustees fees and expenses	7,890	2,554
Shareholder servicing fees	1,314	68,180
Miscellaneous	6,911	1,321
Total expenses before offsets	1,582,544	637,542
Expense reimbursements	—	(30,737)
Fee waivers	—	(3,033)
Net expenses	1,582,544	603,772
Net investment income	1,404,308	1,366,754
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,209,268	2,858,823
Net realized loss on futures contracts	(1,100,109)	(155,427)
Net change in unrealized appreciation (depreciation) of investments	1,651,172	2,263,567
Net change in unrealized appreciation (depreciation) of futures contracts	(924,205)	(13,770)
Net realized and unrealized gain	836,126	4,953,193
Net increase in net assets resulting from operations	$2,240,434	$6,319,947

The accompanying notes are an integral part of these financial statements.

23

Statements of Changes in Net Assets

For the six months ended June 30, 2014 (unaudited) and the year ended December 31, 2013

	AMG Managers Short Duration Government Fund		AMG Managers Intermediate Duration Government Fund
	June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013
Increase (Decrease) in Net Assets From Operations:
Net investment income	$1,404,308	$1,196,351	$1,366,754	$2,626,024
Net realized gain (loss) on investments and futures contracts	109,159	840,123	2,703,396	(884,625)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	726,967	(1,033,299)	2,249,797	(3,908,544)
Net increase (decrease) in net assets resulting from operations	2,240,434	1,003,175	6,319,947	(2,167,145)
Distributions to Shareholders:
From net investment income	(1,270,287)	(1,317,291)	(1,267,990)	(2,636,843)
From net realized gain on investments	—	—	—	(284,887)
Total distributions to shareholders	(1,270,287)	(1,317,291)	(1,267,990)	(2,921,730)
Capital Share Transactions:
Proceeds from sale of shares	80,901,649	233,972,051	16,435,735	35,405,674
Reinvestment of dividends and distributions	1,181,149	1,133,602	1,116,831	2,542,117
Cost of shares repurchased	(83,595,834)	(278,718,075)	(20,209,962)	(81,842,141)
Net decrease from capital share transactions	(1,513,036)	(43,612,422)	(2,657,396)	(43,894,350)
Total increase (decrease) in net assets	(542,889)	(43,926,538)	2,394,561	(48,983,225)
Net Assets:
Beginning of period	422,488,135	466,414,673	136,915,266	185,898,491
End of period	$421,945,246	$422,488,135	$139,309,827	$136,915,266
End of period undistributed net investment income	$134,021	—	$98,764

Capital Share Transactions:
Sale of shares	8,368,511	24,337,342	1,511,848	3,274,081
Reinvested shares from dividends and distributions	122,287	117,805	102,543	236,358
Shares repurchased	(8,650,683)	(28,975,521)	(1,862,024)	(7,582,303)
Net decrease in shares	(159,885)	(4,520,374)	(247,633)	(4,071,864)

The accompanying notes are an integral part of these financial statements.

24

AMG Managers Short Duration Government Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2014 (unaudited)
		For the year ended December 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.64	$9.65	$9.57	$9.58	$9.56	$9.20
Income from Investment Operations:
Net investment income	0.03 [3]	0.03 [3]	0.08 [3]	0.09	0.13	0.24
Net realized and unrealized gain (loss) on investments	0.02 [3]	(0.01)[3]	0.08 [3]	(0.01)	0.03	0.35
Total from investment operations	0.05	0.02	0.16	0.08	0.16	0.59
Less Distributions to Shareholders from:
Net investment income	(0.03)	(0.03)	(0.08)	(0.09)	(0.14)	(0.23)
Net Asset Value, End of Period	$9.66	$9.64	$9.65	$9.57	$9.58	$9.56
Total Return[1]	0.52%[9]	0.20%	1.64%	0.80%	1.68%[4]	6.43%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	0.78%[10]	0.79%[5]	0.81%[6]	0.82%	0.81%	0.84%
Ratio of expenses to average net assets (with offsets)	0.78%[10]	0.79%[5]	0.81%[6]	0.82%	0.81%	0.84%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	0.78%[10]	0.79%[5]	0.81%[6]	0.82%	0.82%	0.84%
Ratio of net investment income to average net assets[1]	0.69%[10]	0.27%[5]	0.80%[6]	0.89%	1.38%	2.43%
Portfolio turnover	19%	48%	49%	141%	116%	152%
Net assets at end of period (000’s omitted)	$421,945	$422,488	$466,415	$393,014	$380,926	$275,330

25

AMG Managers Intermediate Duration Government Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2014 (unaudited)
		For the year ended December 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.64	$10.98	$11.10	$11.01	$10.90	$10.17
Income from Investment Operations:
Net investment income	0.11 [3]	0.18 [3]	0.20 [3]	0.30	0.32	0.41
Net realized and unrealized gain (loss) on investments	0.39 [3]	(0.32)[3]	0.14 [3]	0.34	0.46	0.83
Total from investment operations	0.50	(0.14)	0.34	0.64	0.78	1.24
Less Distributions to Shareholders from:
Net investment income	(0.10)	(0.18)	(0.20)	(0.30)	(0.32)	(0.41)
Net realized gain on investments	—	(0.02)	(0.26)	(0.25)	(0.35)	(0.10)
Total distributions to shareholders	(0.10)	(0.20)	(0.46)	(0.55)	(0.67)	(0.51)
Net Asset Value, End of Period	$11.04	$10.64	$10.98	$11.10	$11.01	$10.90
Total Return[1]	4.72%[4,9]	(1.25)%[4]	3.15%[4]	5.88%[4]	7.20%[4]	12.40%
Ratio of net expenses to average net assets (with offsets/reductions)	0.89%[10]	0.91%[7]	0.89%[8]	0.88%	0.89%	0.89%
Ratio of expenses to average net assets (with offsets)	0.89%[10]	0.91%[7]	0.89%[8]	0.88%	0.89%	0.89%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	0.94%[10]	0.94%[7]	0.92%[8]	0.94%	0.96%	0.98%
Ratio of net investment income to average net assets[1]	2.00%[10]	1.64%[7]	1.81%[8]	2.64%	2.80%	3.84%
Portfolio turnover	5%	29%	21%	453%	409%	370%
Net assets at end of period (000’s omitted)	$139,310	$136,915	$185,898	$178,087	$153,644	$155,226

Notes to Financial Highlights (unaudited)

[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[3]	Per share numbers have been calculated using average shares.
[4]	The total return is based on the Financial Statement Net Asset Values as shown above.
[5]	Includes non-routine extraordinary expenses amounting to 0.019% of average net assets.
[6]	Includes non-routine extraordinary expenses amounting to 0.005% of average net assets.
[7]	Includes non-routine extraordinary expenses amounting to 0.020% of average net assets.
[8]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[9]	Not annualized.
[10]	Annualized.

26

Notes to Financial Statements (unaudited)

June 30, 2014

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds II (formerly Managers Trust II) (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are two series of the Trust: AMG Managers Short Duration Government Fund (“Short Duration”) (formerly Managers Short Duration Government Fund) and AMG Managers Intermediate Duration Government Fund (“Intermediate Duration”) (formerly Managers Intermediate Duration Government Fund), each a “Fund” and collectively the “Funds.”

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt obligations (other than short term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing, as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests primarily in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests primarily in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

27

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2014, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2014, the Funds did not incur any overdraft fees.

The Trust held a shareholder meeting at which shareholders approved a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement and shareholder meeting are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The most common differences are primarily due to differing treatments for losses deferred due to excise tax regulations, wash sales, foreign currency, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2013 and all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not

28

Notes to Financial Statements (continued)

aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, (post-enactment capital losses) may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2014, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires December 31,
Fund	Short-Term	Long-Term
Short Duration
(Pre-Enactment)	$1,571,078	—	2017
Intermediate Duration
(Post-Enactment)	$195,154	—	Unlimited

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

At June 30, 2014, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Short Duration – two collectively own 68%; Intermediate Duration – two collectively own 59%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2014, the Funds did not own any repurchase agreements.

i. SECURITIES TRANSACTED ON A WHEN ISSUED BASIS

The Funds may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in footnote 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Funds realize a gain or loss. If the Funds deliver securities under the commitment, the Funds realize a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

j. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Funds’ Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

29

Notes to Financial Statements (continued)

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months June 30, 2014, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Short Duration	0.70%
Intermediate Duration	0.70%

The Investment Manager has contractually agreed, through at least May 1, 2015, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) to 0.89% of Intermediate Duration Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

Intermediate Duration is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed the Fund’s contractual expense limitation amount. For the six months ended June 30, 2014, the Fund’s components of reimbursement available are detailed in the following chart:

Intermediate Duration
Reimbursement Available - 12/31/13	$167,657
Additional Reimbursements	30,737
Repayments	—
Expired Reimbursements	(42,417)
Reimbursement Available - 6/30/14	$155,977

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Money Market Fund, Capital Shares. For the six months ended June 30, 2014, the management fee for Intermediate Duration was reduced by $3,033.

The aggregate annual retainer paid to each Independent Trustee of the Board is $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $35,000 per year. The Chairman of the Audit Committee receives an additional payment of $15,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds in the Trusts for which the Investment Manager serves as the advisor based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the AMG Funds family of mutual funds (“AMG Funds family”).

Prior to January 1. 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

The Funds are distributed by AMG Distributors, Inc. (formerly Managers Distributors, Inc.) (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees.”) Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Fund may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Fund’s average daily net asset value. The impact on the annualized expense ratio for the six months ended June 30, 2014, was as follows:

Fund	Maximum Amount Allowed	Actual Amount Incurred
Short Duration	0.100%	0.001%
Intermediate Duration	0.100%	0.100%

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2014, the Funds neither borrowed from nor lent to other Funds in the AMG Funds family.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2014, were as follows:

30

Notes to Financial Statements (continued)

	Long-Term Securities (excluding U.S. Government Obligations)
Fund	Purchases	Sales
Short Duration	$14,812,476	$14,381,577
Intermediate Duration	—	$2,764,123

	U.S. Government Obligations
Fund	Purchases	Sales
Short Duration	$138,279,581	$195,201,519
Intermediate Duration	$536,384,376	$548,113,462

4. PORTFOLIO SECURITIES LOANED

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to the Schedules of Portfolio investments. For the six months ended June 30, 2014, the average quarterly balances of derivative financial instruments outstanding were as follows:

	Short Duration	Intermediate Duration
Financial futures contracts:
Average number of contracts purchased	32	24
Average number of contracts sold	623	60
Average notional value of contracts purchased	$3,814,727	$2,887,479
Average notional value of contracts sold	$69,974,865	$6,732,297

7. FUTURES CONTRACTS

The Funds entered into futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. For OTC futures, daily variation margin is not required. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

8. RISKS ASSOCIATED WITH COLLATERALIZED MORTGAGE OBLIGATIONS (“CMOs”)

The net asset values of the Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. CMOs may have a fixed or variable rate of interest.

9. DOLLAR ROLL AGREEMENTS

The Funds may enter into dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not

31

Notes to Financial Statements (continued)

identical, securities at the same price or a lower price on an agreed date. The Funds receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the repurchase price (often referred to as the “drop”) as well as the interest earned on the cash proceeds of the initial sale. The Funds may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security sold. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Funds are able to repurchase them. There can be no assurance that the Funds’ use of the cash that they receive from a dollar roll will provide a return that exceeds their cost.

10. STRIPPED SECURITIES

Each of the Funds invests in stripped securities (“STRIPS”), primarily interest-only strips, for their hedging characteristics. Interest-only STRIPS will most likely move differently than typical fixed-income securities in relation to changes in interest rates. STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets (“interest-only” or “IO” class), while the other class will receive the entire principal (“principal only” or “PO” class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. STRIPS are unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Funds’ yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Thus, if the underlying assets experience greater than anticipated repayments of principal, a Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. These risks are managed by investing in a variety of such securities and by using certain hedging techniques. In addition the secondary market for STRIPS may be less liquid than that of other mortgage-backed or asset-backed securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

11. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance of the Funds’ financial statements, which require additional disclosure in or adjustment of the Funds’ financial statements.

32

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Managers Short Duration Government Fund (formerly Managers Short Duration Government Fund) and AMG Managers Intermediate Duration Government Fund (formerly Managers Intermediate Duration Government Fund): Approval of Investment Management Agreement on June 19-20, 2014

At an in-person meeting held on June 19-20, 2014, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of AMG Managers Short Duration Government Fund (formerly Managers Short Duration Government Fund) and AMG Managers Intermediate Duration Government Fund (formerly Managers Intermediate Duration Government Fund) (each a “Fund”). At an in-person meeting held on September 19-20, 2013, the Board of Trustees, and separately a majority of the Independent Trustees, approved a new Subadvisory Agreement with respect to each Fund for an initial two-year period; therefore, the Trustees were not asked to approve the Subadvisory Agreements at the June 2014 meeting. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of this agreement. In considering the Investment Management Agreement, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 19-20, 2014, regarding the nature, extent and quality of services provided by the Investment Manager under the Investment Management Agreement. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of the Investment Manager’s duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation a review of the Subadvisor’s investment performance in respect of each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of each Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for AMG Managers Intermediate Duration Government Fund. The Trustees also considered the Investment Manager’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as

33

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

compared to the Fund’s Peer Group and Fund Benchmark and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadvisor’s investment philosophy, strategies and techniques in managing the Fund. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

ADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain a contractual expense limitation for AMG Managers Intermediate Duration Government Fund.

In considering the reasonableness of the advisory

fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds family, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for AMG Managers Intermediate Duration Government Fund from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund and the Investment Manager.

AMG Managers Short Duration Government Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and

10-year periods ended March 31, 2014 was below, below, above and above the median performance of the Peer Group and above the performance of the Fund Benchmark, the BofA Merrill Lynch 6-Month T-Bill Index. The Trustees also took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to the Peer Group, the fact that the Fund outperformed the Fund Benchmark for all relevant time periods, and the impact of market conditions and various market events over recent time periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were both higher than the average for the Fund’s Peer Group. The Trustees took into account management’s discussion of the Fund’s expenses, including the Fund’s relatively distinctive investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager, and the considerations noted above with respect to the Investment Manager, the Fund’s advisory fees are reasonable.

AMG Managers Intermediate Duration Government Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2014 was above the median performance of the Peer Group and above, above, above and below, respectively, the performance of the Fund Benchmark, the

34

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Citigroup Mortgage Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund ranked in the top decile relative to its Peer Group for the 1-year period and in the top quintile relative to its Peer Group for the 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were both higher than the average for the Peer Group. The Trustees took into account management’s discussion of the Fund’s expenses, including the fact that the Investment Manager has contractually agreed, through May 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Trustees also took into account the Fund’s relatively distinctive investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager, the Fund’s advisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement: (a) the Investment Manager has demonstrated that it possesses the capability and resources to perform the Investment Manager’s duties under the Investment Management Agreement; and (b) the Investment Manager maintains an appropriate compliance program.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management

Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 19-20, 2014, the Trustees, and separately a majority of the Independent trustees, voted to approve the Investment Management Agreement for each Fund.

35

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com. www.amgfunds.com

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

(formerly Managers AMG FQ Global Essentials)

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

(formerly GW&K Small Cap Equity)

Gannett Welsh & Kotler, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

(formerly Systematic Value)

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

(formerly Managers AMG TSCM Growth Equity)

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

(formerly Managers AMG GW&K Fixed Income)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

Gannett Welsh & Kotler, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid-Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

(formerly Managers Micro-Cap)

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

(formerly Skyline Special Equities Portfolio)

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Total Return Bond

(formerly Managers PIMCO Bond)

Pacific Investment Management Co. LLC

SAR070-0614	| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS II

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date:	September 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date:	September 4, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	September 4, 2014